Quarterly Holdings Report
for
Fidelity® Series Investment Grade Bond Fund
May 31, 2024
LIG-NPRT3-0724
1.873112.115
Nonconvertible Bonds - 26.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.55% 12/1/33	8,942,000	7,053,962
3.8% 12/1/57	74,998,000	52,212,795
4.3% 2/15/30	15,664,000	14,930,310
4.75% 5/15/46	20,994,000	18,337,104
Verizon Communications, Inc.:
2.1% 3/22/28	32,783,000	29,370,165
2.55% 3/21/31	30,343,000	25,582,767
3% 3/22/27	6,931,000	6,548,358
4.5% 8/10/33	17,268,000	16,196,486
5.012% 4/15/49	705,000	669,915
		170,901,862
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29	16,500,000	14,018,450
4.4% 4/1/33	9,969,000	8,759,691
5.05% 3/30/29	9,500,000	9,102,833
5.25% 4/1/53	23,544,000	18,565,726
5.375% 5/1/47	63,824,000	51,305,940
5.5% 4/1/63	9,969,000	7,795,584
5.75% 4/1/48	9,412,000	7,923,012
6.1% 6/1/29	23,527,000	23,552,706
6.484% 10/23/45	26,013,000	24,006,562
6.55% 6/1/34	12,828,000	12,854,116
Discovery Communications LLC:
3.625% 5/15/30	18,602,000	16,368,592
4.65% 5/15/50	28,953,000	21,468,789
Fox Corp.:
4.709% 1/25/29	9,867,000	9,648,853
5.476% 1/25/39	9,730,000	9,206,832
5.576% 1/25/49	6,456,000	5,901,739
Time Warner Cable LLC:
4.5% 9/15/42	21,984,000	16,163,376
5.5% 9/1/41	15,667,000	13,103,320
5.875% 11/15/40	11,331,000	9,825,315
6.55% 5/1/37	50,619,000	48,005,761
6.75% 6/15/39	13,940,000	13,542,692
7.3% 7/1/38	32,280,000	32,748,471
Warnermedia Holdings, Inc.:
3.755% 3/15/27	22,043,000	20,903,624
4.054% 3/15/29	7,640,000	7,034,887
4.279% 3/15/32	30,761,000	26,922,265
5.05% 3/15/42	15,981,000	13,207,236
5.141% 3/15/52	67,439,000	53,236,943
		495,173,315
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	32,520,000	31,187,192
3.875% 4/15/30	47,090,000	43,767,999
		74,955,191
TOTAL COMMUNICATION SERVICES		741,030,368
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
General Motors Financial Co., Inc. 2.35% 2/26/27	21,000,000	19,346,995
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 3.5% 7/1/27	9,188,000	8,766,411
Household Durables - 0.0%
Lennar Corp. 5% 6/15/27	2,921,000	2,899,167
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	4,077,000	3,880,474
AutoZone, Inc. 4% 4/15/30	28,926,000	27,112,035
Lowe's Companies, Inc.:
3.35% 4/1/27	3,413,000	3,252,812
3.75% 4/1/32	10,505,000	9,500,666
4.45% 4/1/62	44,060,000	34,194,098
O'Reilly Automotive, Inc. 4.2% 4/1/30	6,418,000	6,080,978
		84,021,063
TOTAL CONSUMER DISCRETIONARY		115,033,636
CONSUMER STAPLES - 0.6%
Consumer Staples Distribution & Retail - 0.1%
Sysco Corp. 5.95% 4/1/30	19,674,000	20,419,655
Tobacco - 0.5%
Altria Group, Inc.:
4.25% 8/9/42	26,130,000	20,777,976
4.5% 5/2/43	17,568,000	14,380,510
4.8% 2/14/29	4,818,000	4,724,809
5.95% 2/14/49	6,241,000	6,095,933
BAT Capital Corp. 6.421% 8/2/33	15,947,000	16,651,519
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	25,864,000	25,415,734
6.125% 7/27/27 (b)	16,185,000	16,425,182
Reynolds American, Inc.:
4.45% 6/12/25	7,893,000	7,796,230
5.7% 8/15/35	6,607,000	6,479,482
5.85% 8/15/45	50,684,000	47,189,148
6.15% 9/15/43	11,136,000	10,906,225
7.25% 6/15/37	15,680,000	16,885,988
		193,728,736
TOTAL CONSUMER STAPLES		214,148,391
ENERGY - 3.5%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	315,000	307,690
4.85% 11/15/35	11,266,000	10,747,585
		11,055,275
Oil, Gas & Consumable Fuels - 3.5%
Canadian Natural Resources Ltd. 5.85% 2/1/35	12,899,000	12,820,420
Cenovus Energy, Inc.:
3.75% 2/15/52	23,742,000	16,874,250
5.4% 6/15/47	3,321,000	3,066,028
6.75% 11/15/39	3,701,000	3,967,438
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	4,934,000	5,006,567
6.036% 11/15/33 (b)	13,297,000	13,553,539
6.497% 8/15/43 (b)	3,976,000	4,146,062
6.544% 11/15/53 (b)	7,158,000	7,584,293
6.714% 8/15/63 (b)	4,285,000	4,549,931
DCP Midstream Operating LP:
5.6% 4/1/44	1,458,000	1,403,133
6.45% 11/3/36 (b)	7,882,000	8,182,746
6.75% 9/15/37 (b)	2,991,000	3,186,148
Energy Transfer LP:
3.75% 5/15/30	34,654,000	31,698,127
4.95% 6/15/28	22,521,000	22,157,056
5% 5/15/50	37,928,000	32,196,268
5.25% 4/15/29	11,043,000	10,979,054
5.4% 10/1/47	7,311,000	6,564,798
5.8% 6/15/38	12,558,000	12,181,411
6% 6/15/48	8,178,000	7,904,752
6.25% 4/15/49	7,585,000	7,554,303
Hess Corp.:
5.6% 2/15/41	13,347,000	13,315,055
5.8% 4/1/47	19,267,000	19,315,564
7.125% 3/15/33	5,555,000	6,236,462
7.3% 8/15/31	7,267,000	8,110,500
7.875% 10/1/29	2,497,000	2,787,633
Kinder Morgan Energy Partners LP 6.55% 9/15/40	2,324,000	2,399,380
Kinder Morgan, Inc.:
3.6% 2/15/51	45,000,000	30,807,461
5.55% 6/1/45	13,098,000	12,293,372
MPLX LP:
2.65% 8/15/30	10,000,000	8,541,653
4.8% 2/15/29	5,907,000	5,782,752
4.875% 12/1/24	15,019,000	14,964,394
4.95% 9/1/32	30,643,000	29,163,867
5.5% 2/15/49	17,721,000	16,399,737
Occidental Petroleum Corp.:
5.55% 3/15/26	28,220,000	28,184,175
6.45% 9/15/36	24,570,000	25,593,081
6.6% 3/15/46	53,949,000	56,437,721
7.5% 5/1/31	40,626,000	44,709,913
Ovintiv, Inc. 8.125% 9/15/30	2,868,000	3,225,581
Petroleos Mexicanos:
4.5% 1/23/26	20,014,000	18,936,847
5.95% 1/28/31	37,031,000	29,974,743
6.35% 2/12/48	13,566,000	8,749,392
6.49% 1/23/27	38,273,000	36,412,932
6.5% 3/13/27	37,289,000	35,178,443
6.7% 2/16/32	24,535,000	20,606,947
6.75% 9/21/47	95,358,000	63,557,061
6.84% 1/23/30	91,453,000	80,870,973
6.95% 1/28/60	19,817,000	13,206,049
7.69% 1/23/50	124,733,000	90,543,685
Phillips 66 Co. 3.85% 4/9/25	3,215,000	3,168,193
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	7,628,000	6,931,218
3.6% 11/1/24	6,687,000	6,624,909
Sabine Pass Liquefaction LLC 4.5% 5/15/30	42,700,000	40,784,898
The Williams Companies, Inc.:
2.6% 3/15/31	21,000,000	17,654,422
3.5% 11/15/30	55,862,000	50,293,784
3.9% 1/15/25	6,023,000	5,958,706
4.55% 6/24/24	90,947,000	90,864,690
4.65% 8/15/32	32,008,000	30,331,086
5.3% 8/15/52	7,262,000	6,701,433
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	5,447,000	4,874,352
Western Midstream Operating LP:
4.65% 7/1/26	8,954,000	8,749,709
4.75% 8/15/28	6,312,000	6,141,294
		1,220,960,391
TOTAL ENERGY		1,232,015,666
FINANCIALS - 12.7%
Banks - 5.4%
Bank of America Corp.:
2.299% 7/21/32 (c)	42,030,000	34,204,126
2.972% 2/4/33 (c)	21,000,000	17,698,265
3.419% 12/20/28 (c)	32,593,000	30,514,965
4% 1/22/25	14,494,000	14,337,137
4.183% 11/25/27	3,728,000	3,595,184
4.2% 8/26/24	41,416,000	41,259,630
4.25% 10/22/26	45,120,000	43,976,065
5.015% 7/22/33 (c)	152,527,000	148,610,178
Barclays PLC:
2.852% 5/7/26 (c)	42,733,000	41,591,668
2.894% 11/24/32 (c)	14,928,000	12,320,981
4.836% 5/9/28	3,148,000	3,039,376
5.088% 6/20/30 (c)	44,892,000	43,325,211
5.2% 5/12/26	41,312,000	40,793,277
5.69% 3/12/30 (c)	34,049,000	34,027,032
6.49% 9/13/29 (c)	37,876,000	39,158,877
BNP Paribas SA 2.219% 6/9/26 (b)(c)	40,110,000	38,701,512
BPCE SA 4.875% 4/1/26 (b)	3,984,000	3,910,056
Citigroup, Inc.:
3.785% 3/17/33 (c)	21,000,000	18,661,245
4.075% 4/23/29 (c)	14,005,000	13,379,927
4.125% 7/25/28	3,728,000	3,565,378
4.3% 11/20/26	9,646,000	9,411,012
4.4% 6/10/25	29,307,000	28,931,490
4.412% 3/31/31 (c)	57,587,000	54,682,747
4.45% 9/29/27	48,296,000	47,009,575
4.6% 3/9/26	10,087,000	9,922,583
4.91% 5/24/33 (c)	5,636,000	5,404,728
5.3% 5/6/44	5,127,000	4,864,949
Citizens Financial Group, Inc. 2.638% 9/30/32	32,329,000	24,609,666
Commonwealth Bank of Australia:
3.61% 9/12/34 (b)(c)	14,950,000	13,415,659
3.784% 3/14/32 (b)	11,585,000	10,113,758
Cooperatieve Rabobank UA 4.375% 8/4/25	42,555,000	41,813,861
HSBC Holdings PLC:
3.973% 5/22/30 (c)	10,000,000	9,310,127
4.95% 3/31/30	7,768,000	7,606,296
5.25% 3/14/44	560,000	524,275
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	7,267,000	7,257,606
5.71% 1/15/26 (b)	81,601,000	80,812,178
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	55,000,000	48,378,756
2.956% 5/13/31 (c)	23,105,000	20,102,567
2.963% 1/25/33 (c)	21,000,000	17,792,656
3.875% 9/10/24	56,148,000	55,856,231
4.586% 4/26/33 (c)	155,774,000	147,453,081
4.912% 7/25/33 (c)	38,769,000	37,571,458
5.299% 7/24/29 (c)	34,500,000	34,460,994
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (c)(d)	10,000,000	9,747,268
3.073% 5/22/28 (c)	24,822,000	23,173,234
4.8% 4/5/26	20,881,000	20,617,874
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	29,541,000	27,084,003
Societe Generale:
1.038% 6/18/25 (b)(c)	87,080,000	86,885,152
1.488% 12/14/26 (b)(c)	51,731,000	48,343,174
3.337% 1/21/33 (b)(c)	21,000,000	17,559,415
4.25% 4/14/25 (b)	3,837,000	3,774,146
Wells Fargo & Co.:
3.196% 6/17/27 (c)	34,559,000	33,051,892
3.526% 3/24/28 (c)	46,819,000	44,515,953
4.478% 4/4/31 (c)	77,500,000	73,802,559
5.013% 4/4/51 (c)	87,446,000	79,734,715
5.499% 1/23/35 (c)	27,292,000	27,055,573
5.574% 7/25/29 (c)	38,000,000	38,214,812
Westpac Banking Corp. 4.11% 7/24/34 (c)	20,547,000	18,886,360
		1,896,422,473
Capital Markets - 3.3%
Affiliated Managers Group, Inc. 3.5% 8/1/25	10,369,000	10,113,288
Ares Capital Corp. 3.875% 1/15/26	65,900,000	63,558,874
Athene Global Funding:
5.339% 1/15/27 (b)	51,492,000	52,149,219
5.583% 1/9/29 (b)	25,932,000	25,914,140
Blackstone Private Credit Fund:
4.7% 3/24/25	80,609,000	79,743,346
7.05% 9/29/25	38,296,000	38,665,675
Deutsche Bank AG 4.5% 4/1/25	70,869,000	69,940,097
Deutsche Bank AG New York Branch:
3.035% 5/28/32 (c)	9,360,000	7,849,509
4.1% 1/13/26	4,496,000	4,382,999
6.72% 1/18/29 (c)	20,750,000	21,425,697
6.819% 11/20/29 (c)	34,596,000	35,912,268
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	50,634,000	41,329,518
3.102% 2/24/33 (c)	39,600,000	33,608,825
3.272% 9/29/25 (c)	104,473,000	103,614,503
3.8% 3/15/30	57,860,000	53,732,512
4.25% 10/21/25	32,884,000	32,297,167
6.75% 10/1/37	31,825,000	34,541,047
Moody's Corp. 3.25% 1/15/28	12,370,000	11,704,345
Morgan Stanley:
2.943% 1/21/33 (c)	21,000,000	17,686,329
3.622% 4/1/31 (c)	54,679,000	49,910,728
4.431% 1/23/30 (c)	23,749,000	22,875,950
4.889% 7/20/33 (c)	94,211,000	90,273,839
5.449% 7/20/29 (c)	21,363,000	21,437,765
UBS Group AG:
1.494% 8/10/27 (b)(c)	31,236,000	28,546,036
2.593% 9/11/25 (b)(c)	58,126,000	57,599,723
3.091% 5/14/32 (b)(c)	15,102,000	12,869,062
3.75% 3/26/25	31,994,000	31,496,729
3.869% 1/12/29 (b)(c)	19,608,000	18,509,045
4.125% 9/24/25 (b)	27,816,000	27,237,247
4.194% 4/1/31 (b)(c)	52,365,000	48,676,901
4.55% 4/17/26	1,588,000	1,561,308
		1,149,163,691
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	14,665,000	14,417,803
2.45% 10/29/26	20,465,000	19,042,190
3% 10/29/28	21,434,000	19,365,757
3.3% 1/30/32	22,930,000	19,530,945
4.45% 4/3/26	16,892,000	16,566,457
6.45% 4/15/27	70,156,000	71,813,760
6.5% 7/15/25	19,270,000	19,416,973
Ally Financial, Inc.:
4.625% 3/30/25	10,429,000	10,328,759
5.125% 9/30/24	11,402,000	11,374,626
5.8% 5/1/25	27,438,000	27,419,424
7.1% 11/15/27	36,750,000	38,239,834
8% 11/1/31	22,726,000	24,876,867
Capital One Financial Corp.:
2.636% 3/3/26 (c)	24,182,000	23,608,022
3.273% 3/1/30 (c)	35,931,000	32,289,375
3.65% 5/11/27	72,123,000	68,835,976
3.8% 1/31/28	34,796,000	32,979,037
4.985% 7/24/26 (c)	30,637,000	30,353,345
5.247% 7/26/30 (c)	39,510,000	38,594,729
Discover Financial Services:
3.75% 3/4/25	20,000,000	19,705,543
3.95% 11/6/24	17,423,000	17,272,571
4.1% 2/9/27	1,920,000	1,845,104
4.5% 1/30/26	25,399,000	24,912,019
6.7% 11/29/32	7,709,000	8,056,637
Ford Motor Credit Co. LLC 4.063% 11/1/24	101,625,000	100,798,913
Synchrony Financial:
3.95% 12/1/27	42,034,000	39,351,368
4.25% 8/15/24	36,929,000	36,799,004
5.15% 3/19/29	36,057,000	34,549,873
		802,344,911
Financial Services - 1.0%
Corebridge Financial, Inc.:
3.5% 4/4/25	10,416,000	10,224,274
3.65% 4/5/27	35,355,000	33,762,097
3.85% 4/5/29	14,571,000	13,584,478
3.9% 4/5/32	17,347,000	15,486,262
4.35% 4/5/42	3,946,000	3,253,103
4.4% 4/5/52	11,669,000	9,245,987
Corebridge Global Funding 5.9% 9/19/28 (b)	20,514,000	20,847,503
Jackson Financial, Inc.:
3.125% 11/23/31	3,876,000	3,213,820
5.17% 6/8/27	15,288,000	15,125,848
5.67% 6/8/32	16,451,000	16,467,900
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27	46,350,000	42,682,380
3% 5/15/32	51,930,000	42,175,832
3.625% 1/15/32	19,632,000	16,833,162
5.125% 2/1/28	16,760,000	16,471,281
5.5% 1/15/30	6,359,000	6,209,992
5.75% 4/1/33	34,520,000	34,019,105
Pine Street Trust I 4.572% 2/15/29 (b)	31,229,000	29,736,376
Pine Street Trust II 5.568% 2/15/49 (b)	31,271,000	28,519,293
		357,858,693
Insurance - 0.7%
Five Corners Funding Trust II 2.85% 5/15/30 (b)	58,620,000	51,121,485
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	24,484,000	23,636,412
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	21,405,000	20,847,986
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	37,673,000	24,692,505
Pricoa Global Funding I 5.375% 5/15/45 (c)	28,973,000	28,577,107
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	4,000,000	3,841,440
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	10,865,000	10,785,386
Unum Group:
3.875% 11/5/25	25,368,000	24,613,243
4% 6/15/29	24,228,000	22,687,881
5.75% 8/15/42	41,569,000	40,064,836
		250,868,281
TOTAL FINANCIALS		4,456,658,049
HEALTH CARE - 1.7%
Biotechnology - 0.3%
Amgen, Inc.:
5.25% 3/2/30	16,718,000	16,761,662
5.25% 3/2/33	18,873,000	18,729,467
5.6% 3/2/43	17,930,000	17,759,233
5.65% 3/2/53	8,913,000	8,796,608
5.75% 3/2/63	16,243,000	15,993,230
		78,040,200
Health Care Providers & Services - 1.0%
Centene Corp.:
2.45% 7/15/28	43,675,000	38,510,060
2.625% 8/1/31	20,375,000	16,578,506
3.375% 2/15/30	21,905,000	19,284,480
4.25% 12/15/27	25,155,000	23,937,274
4.625% 12/15/29	39,085,000	36,793,493
Cigna Group:
3.05% 10/15/27	17,500,000	16,380,118
4.8% 8/15/38	20,493,000	18,737,283
CVS Health Corp.:
3% 8/15/26	3,494,000	3,317,683
3.625% 4/1/27	9,782,000	9,352,173
4.78% 3/25/38	33,481,000	29,780,752
5% 1/30/29	14,082,000	13,891,915
5.25% 1/30/31	5,774,000	5,686,138
HCA Holdings, Inc.:
3.5% 9/1/30	15,777,000	14,117,896
3.625% 3/15/32	4,163,000	3,637,559
5.625% 9/1/28	19,767,000	19,856,355
5.875% 2/1/29	21,543,000	21,857,008
Humana, Inc. 3.7% 3/23/29	13,384,000	12,479,475
Sabra Health Care LP 3.2% 12/1/31	48,562,000	40,018,764
Toledo Hospital 5.325% 11/15/28	11,480,000	10,805,550
		355,022,482
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	46,388,000	45,248,532
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	7,291,000	7,350,925
Utah Acquisition Sub, Inc. 3.95% 6/15/26	38,227,000	36,877,833
Viatris, Inc.:
2.7% 6/22/30	47,152,000	39,699,402
3.85% 6/22/40	11,393,000	8,316,610
4% 6/22/50	12,909,000	8,707,829
		146,201,131
TOTAL HEALTH CARE		579,263,813
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	15,580,000	15,469,934
BAE Systems PLC 3.4% 4/15/30 (b)	11,875,000	10,698,245
The Boeing Co.:
5.15% 5/1/30	21,453,000	20,468,868
5.705% 5/1/40	15,530,000	14,270,267
5.805% 5/1/50	36,500,000	32,683,209
5.93% 5/1/60	15,530,000	13,697,976
6.259% 5/1/27 (b)	3,461,000	3,483,969
6.298% 5/1/29 (b)	9,888,000	9,968,136
6.388% 5/1/31 (b)	7,489,000	7,575,554
6.528% 5/1/34 (b)	8,015,000	8,126,555
6.858% 5/1/54 (b)	12,066,000	12,237,608
7.008% 5/1/64 (b)	11,387,000	11,485,332
		160,165,653
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	3,898,000	4,049,263
6.2% 3/15/54	4,045,000	4,338,029
		8,387,292
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	5,745,000	5,701,102
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.375% 7/1/25	33,735,000	32,909,539
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	11,478,000	11,458,969
4.25% 4/15/26 (b)	8,740,000	8,467,003
4.375% 5/1/26 (b)	25,641,000	24,903,104
6.375% 5/4/28 (b)	30,919,000	31,350,995
		76,180,071
TOTAL INDUSTRIALS		283,343,657
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp.:
5.3% 10/1/29	12,450,000	12,471,469
6.2% 7/15/30	10,663,000	11,154,556
		23,626,025
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	8,829,000	7,855,839
2.45% 2/15/31 (b)	75,132,000	62,810,844
2.6% 2/15/33 (b)	75,132,000	60,171,150
3.5% 2/15/41 (b)	60,671,000	46,261,917
		177,099,750
Software - 0.2%
Oracle Corp.:
1.65% 3/25/26	35,590,000	33,296,434
2.3% 3/25/28	56,229,000	50,590,368
		83,886,802
TOTAL INFORMATION TECHNOLOGY		284,612,577
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	17,220,000	17,683,234
6.55% 11/15/30	17,466,000	18,233,522
6.7% 11/15/33	10,208,000	10,738,535
		46,655,291
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	22,618,000	22,039,709
American Homes 4 Rent LP:
2.375% 7/15/31	4,099,000	3,311,096
3.625% 4/15/32	15,949,000	13,816,504
Boston Properties, Inc.:
3.25% 1/30/31	20,338,000	17,143,856
4.5% 12/1/28	20,395,000	19,189,280
6.75% 12/1/27	23,825,000	24,494,461
Brixmor Operating Partnership LP:
3.85% 2/1/25	22,346,000	22,035,313
4.05% 7/1/30	26,564,000	24,454,738
4.125% 6/15/26	25,594,000	24,838,688
4.125% 5/15/29	28,249,000	26,492,424
Corporate Office Properties LP:
2.25% 3/15/26	8,922,000	8,397,742
2.75% 4/15/31	6,692,000	5,506,521
Healthcare Realty Holdings LP:
3.1% 2/15/30	7,500,000	6,512,256
3.5% 8/1/26	7,811,000	7,433,702
Healthpeak OP, LLC:
3.25% 7/15/26	3,144,000	3,002,012
3.5% 7/15/29	3,594,000	3,303,021
Hudson Pacific Properties LP 4.65% 4/1/29	42,373,000	33,127,135
Invitation Homes Operating Partnership LP 4.15% 4/15/32	23,566,000	21,445,864
Kite Realty Group LP 5.5% 3/1/34	5,710,000	5,570,473
Kite Realty Group Trust:
4% 3/15/25	32,398,000	31,899,618
4.75% 9/15/30	50,933,000	48,358,639
LXP Industrial Trust (REIT):
2.7% 9/15/30	9,405,000	7,828,004
4.4% 6/15/24	8,452,000	8,444,761
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	34,179,000	27,384,500
3.625% 10/1/29	33,134,000	29,443,530
4.5% 1/15/25	14,849,000	14,710,811
4.5% 4/1/27	74,033,000	71,526,981
4.75% 1/15/28	36,570,000	35,163,975
5.25% 1/15/26	31,863,000	31,515,550
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/34	5,694,000	5,634,920
Piedmont Operating Partnership LP 2.75% 4/1/32	7,712,000	5,548,742
Prologis LP 3.25% 6/30/26	318,000	305,571
Realty Income Corp.:
2.2% 6/15/28	4,085,000	3,622,595
2.85% 12/15/32	5,025,000	4,128,651
3.25% 1/15/31	5,362,000	4,736,707
3.4% 1/15/28	8,338,000	7,835,783
Retail Opportunity Investments Partnership LP 4% 12/15/24	5,977,000	5,909,529
Simon Property Group LP:
2.45% 9/13/29	8,537,000	7,441,796
3.375% 12/1/27	17,457,000	16,492,588
SITE Centers Corp.:
3.625% 2/1/25	13,207,000	13,036,013
4.25% 2/1/26	16,356,000	16,110,393
Store Capital LLC:
2.75% 11/18/30	10,084,000	8,232,342
4.625% 3/15/29	9,743,000	9,163,963
Sun Communities Operating LP:
2.3% 11/1/28	8,675,000	7,574,403
2.7% 7/15/31	23,304,000	19,144,729
Ventas Realty LP:
3% 1/15/30	43,597,000	38,171,245
3.5% 2/1/25	8,762,000	8,622,341
4% 3/1/28	12,591,000	11,965,212
4.125% 1/15/26	8,982,000	8,769,132
4.75% 11/15/30	53,358,000	50,883,223
VICI Properties LP:
4.375% 5/15/25	4,156,000	4,098,665
4.75% 2/15/28	32,852,000	31,869,689
4.95% 2/15/30	42,556,000	40,768,056
5.125% 5/15/32	10,727,000	10,137,899
5.75% 4/1/34	4,481,000	4,407,292
Vornado Realty LP 2.15% 6/1/26	10,254,000	9,417,534
WP Carey, Inc. 3.85% 7/15/29	7,008,000	6,477,997
		958,898,174
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 11/15/27	24,749,000	22,268,143
4.55% 10/1/29	31,499,000	27,431,377
8.05% 3/15/28	32,475,000	33,486,791
CBRE Group, Inc.:
2.5% 4/1/31	30,503,000	25,140,547
4.875% 3/1/26	4,233,000	4,180,918
Tanger Properties LP:
2.75% 9/1/31	23,464,000	19,078,591
3.125% 9/1/26	16,163,000	15,175,155
3.875% 7/15/27	8,715,000	8,217,858
		154,979,380
TOTAL REAL ESTATE		1,113,877,554
UTILITIES - 1.1%
Electric Utilities - 0.3%
Alabama Power Co. 3.05% 3/15/32	33,143,000	28,556,142
Cleco Corporate Holdings LLC 3.375% 9/15/29	19,437,000	16,856,223
Duke Energy Corp. 2.45% 6/1/30	14,856,000	12,666,886
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	7,078,000	5,935,887
2.775% 1/7/32 (b)	24,917,000	20,125,985
Entergy Corp. 2.8% 6/15/30	15,246,000	13,222,820
Exelon Corp.:
3.35% 3/15/32	8,906,000	7,773,449
4.05% 4/15/30	9,268,000	8,691,119
		113,828,511
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	5,071,082	5,212,109
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP 3.55% 6/15/26	9,377,000	8,971,512
The AES Corp.:
2.45% 1/15/31	9,656,000	7,928,933
3.3% 7/15/25 (b)	45,861,000	44,543,317
3.95% 7/15/30 (b)	66,879,000	60,256,969
		121,700,731
Multi-Utilities - 0.4%
NiSource, Inc.:
2.95% 9/1/29	47,860,000	42,772,117
3.6% 5/1/30	21,965,000	20,038,940
5.8% 2/1/42	11,523,000	11,023,961
5.95% 6/15/41	17,565,000	17,620,665
Puget Energy, Inc.:
4.1% 6/15/30	17,963,000	16,406,829
4.224% 3/15/32	30,357,000	26,988,103
Sempra 6% 10/15/39	1,481,000	1,493,918
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.6965% 5/15/67 (c)(d)	14,096,000	13,884,721
		150,229,254
TOTAL UTILITIES		390,970,605
TOTAL NONCONVERTIBLE BONDS (Cost $10,247,309,850)		9,457,609,607

U.S. Treasury Obligations - 38.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	238,590,000	155,614,735
1.875% 11/15/51	440,986,000	251,448,149
2% 11/15/41	311,610,000	211,213,153
2% 8/15/51	517,650,000	305,615,704
2.25% 2/15/52	336,840,000	210,932,893
2.875% 5/15/52	83,620,000	60,340,322
3% 2/15/47	557,997,000	422,660,932
3.25% 5/15/42	163,800,000	134,731,898
3.625% 2/15/53	200,000,000	167,507,812
3.625% 5/15/53	150,000,000	125,648,438
4.125% 8/15/53	855,324,000	784,492,481
4.25% 2/15/54	580,423,000	544,418,636
U.S. Treasury Notes:
1.125% 8/31/28	150,720,000	130,961,550
1.25% 5/31/28	854,352,000	751,662,897
2.5% 3/31/27	138,000,000	130,091,953
2.625% 7/31/29	30,000,000	27,418,359
2.75% 8/15/32	545,773,000	480,727,943
2.875% 5/15/32	580,926,000	518,158,758
3.125% 8/31/29	250,000,000	233,945,313
3.375% 5/15/33	1,000,000	917,813
3.5% 2/15/33	609,000,000	565,442,225
3.875% 11/30/29	375,000,000	363,383,790
3.875% 8/15/33	282,336,000	269,057,385
4% 10/31/29	1,270,000,000	1,238,547,651
4% 2/28/30	12,900,000	12,565,406
4% 7/31/30 (e)	500,000,000	486,328,125
4% 2/15/34	480,000,000	461,475,000
4.125% 7/31/28	325,000,000	319,680,663
4.125% 3/31/29	260,000,000	255,592,189
4.125% 11/15/32	950,000,000	925,136,714
4.25% 12/31/25	16,978,000	16,784,026
4.25% 3/15/27	104,080,000	102,876,575
4.25% 2/28/31	381,500,000	376,001,036
4.375% 10/31/24	32,900,000	32,769,343
4.375% 12/15/26	37,970,000	37,633,313
4.375% 11/30/30	580,000,000	575,582,030
4.375% 5/15/34	225,000,000	222,996,094
4.5% 5/15/27	46,330,000	46,112,828
4.5% 11/15/33	450,000,000	450,070,313
4.625% 3/15/26	79,510,000	79,090,709
4.625% 4/30/31	276,000,000	278,026,875
4.875% 10/31/28	274,364,000	277,900,722
4.875% 10/31/30	475,000,000	484,425,781
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,153,373,898)		13,525,988,532

U.S. Government Agency - Mortgage Securities - 37.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 8.0%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 5.615% 10/1/35 (c)(d)	23,344	23,675
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 5.945% 4/1/37 (c)(d)	41,734	42,306
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (c)(d)	12,748	12,927
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.470% 6.058% 10/1/33 (c)(d)	8,997	9,061
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	9,150	9,326
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.755% 1/1/35 (c)(d)	61,524	62,197
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.316% 2/1/33 (c)(d)	6,254	6,301
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 12/1/34 (c)(d)	18,531	18,723
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 3/1/35 (c)(d)	14,955	15,123
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.94% 3/1/36 (c)(d)	1,965	1,999
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	26,269	26,896
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.174% 10/1/33 (c)(d)	8,477	8,553
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 6.065% 3/1/37 (c)(d)	44,575	45,274
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (c)(d)	12,029	12,161
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.996% 3/1/33 (c)(d)	34,414	34,945
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (c)(d)	14,420	14,718
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.916% 5/1/35 (c)(d)	72,425	73,899
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.162% 11/1/36 (c)(d)	56,433	57,436
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 6.004% 7/1/43 (c)(d)	43,809	44,732
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 6.193% 5/1/36 (c)(d)	29,539	30,034
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 6.07% 6/1/42 (c)(d)	249,948	255,036
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.710% 5.857% 8/1/35 (c)(d)	5,349	5,468
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.028% 3/1/40 (c)(d)	78,909	80,661
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (c)(d)	128,748	132,114
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.038% 7/1/35 (c)(d)	33,133	33,701
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(d)	120,249	123,706
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.051% 12/1/40 (c)(d)	2,336,909	2,396,947
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (c)(d)	173,873	177,667
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.05% 7/1/41 (c)(d)	147,807	152,057
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (c)(d)	26,036	26,625
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(d)	111,999	115,011
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.304% 2/1/42 (c)(d)	111,830	114,287
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.297% 2/1/35 (c)(d)	7,784	7,927
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(d)	94,838	95,092
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (c)(d)	46,235	47,523
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 6.385% 9/1/36 (c)(d)	40,469	41,494
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 6.418% 9/1/35 (c)(d)	10,831	11,043
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (c)(d)	29,006	29,259
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (c)(d)	61,113	61,877
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.403% 10/1/33 (c)(d)	47,458	48,020
U.S. TREASURY 1 YEAR INDEX + 2.300% 6.3% 12/1/33 (c)(d)	185,338	187,440
U.S. TREASURY 1 YEAR INDEX + 2.420% 6.372% 5/1/35 (c)(d)	10,042	10,172
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.473% 7/1/34 (c)(d)	60,524	61,406
1.5% 11/1/35 to 4/1/52	257,764,115	202,727,276
2% 2/1/28 to 10/1/52	698,344,327	570,427,195
2.5% 1/1/30 to 6/1/52	798,909,334	667,658,462
3% 4/1/29 to 2/1/52 (e)	409,381,434	357,353,659
3.4% 7/1/42 to 9/1/42	61,104	54,994
3.5% 8/1/34 to 10/1/52	251,189,540	225,967,505
3.65% 5/1/42 to 8/1/42	19,514	17,817
3.9% 4/1/42	5,282	4,900
4% 3/1/36 to 4/1/52	150,557,512	140,199,885
4.25% 11/1/41	9,994	9,499
4.5% to 4.5% 5/1/25 to 1/1/53 (e)	159,737,906	152,372,599
5% 9/1/25 to 4/1/53	107,720,748	104,593,383
5.288% 8/1/41 (c)	1,251,878	1,229,478
5.5% 9/1/52 to 8/1/53 (f)	170,279,897	168,640,748
6% to 6% 9/1/29 to 5/1/54	151,683,670	152,565,072
6.5% 1/1/26 to 3/1/54	51,302,086	52,789,852
6.712% 2/1/39 (c)	461,596	467,609
7% to 7% 8/1/25 to 7/1/37	518,827	535,910
7.5% to 7.5% 11/1/24 to 9/1/32	232,238	238,390
8% 3/1/37	24,244	25,413
8.5% 9/1/25	47	47
9% 10/1/30	5,123	5,411
TOTAL FANNIE MAE		2,802,649,923
Freddie Mac - 6.3%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 5.424% 8/1/37 (c)(d)	60,110	59,959
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (c)(d)	29,336	29,457
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (c)(d)	151,474	152,777
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (c)(d)	97,531	98,575
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 7.299% 4/1/35 (c)(d)	41,982	42,336
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (c)(d)	940,611	956,568
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (c)(d)	208,288	213,001
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (c)(d)	389,490	397,304
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 7.239% 4/1/36 (c)(d)	62,299	63,448
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(d)	151,551	155,129
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 7.255% 4/1/41 (c)(d)	35,676	36,366
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.966% 6/1/41 (c)(d)	308,815	317,694
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.083% 5/1/41 (c)(d)	343,953	353,218
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(d)	111,521	114,555
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.189% 10/1/42 (c)(d)	134,302	136,601
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.478% 5/1/41 (c)(d)	320,881	328,463
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 6.367% 10/1/36 (c)(d)	150,039	151,991
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.711% 6/1/33 (c)(d)	5,240	5,367
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 6.433% 10/1/35 (c)(d)	72,958	73,994
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 6.937% 4/1/38 (c)(d)	51,855	52,887
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.885% 6/1/37 (c)(d)	53,096	54,049
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	1,664	1,687
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (c)(d)	65,551	67,289
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.160% 6.41% 11/1/35 (c)(d)	2,333	2,384
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (c)(d)	79,492	81,483
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.500% 8.185% 10/1/35 (c)(d)	18,109	18,582
U.S. TREASURY 1 YEAR INDEX + 2.030% 5.9% 6/1/33 (c)(d)	99,310	99,925
U.S. TREASURY 1 YEAR INDEX + 2.240% 6.371% 1/1/35 (c)(d)	1,761	1,772
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.76% 6/1/33 (c)(d)	189,012	191,060
U.S. TREASURY 1 YEAR INDEX + 2.430% 6.378% 3/1/35 (c)(d)	327,688	331,713
1.5% 7/1/35 to 8/1/51	203,843,093	159,403,126
2% 6/1/35 to 8/1/52	585,492,539	472,998,156
2.5% 1/1/30 to 7/1/52	532,325,547	446,644,684
3% 12/1/30 to 5/1/52	263,656,463	227,586,922
3.5% 1/1/32 to 12/1/52 (f)	281,432,630	252,761,750
4% 1/1/36 to 10/1/52	149,254,721	139,332,252
4% 4/1/48	49,633	45,927
4.5% 6/1/25 to 4/1/53	66,187,468	63,215,904
5% 7/1/33 to 8/1/53	95,407,020	92,952,823
5.5% 9/1/52 to 3/1/54 (g)(h)	194,838,361	193,047,034
6% 7/1/28 to 4/1/54	79,858,671	80,547,118
6.5% 5/1/26 to 1/1/54	71,959,878	73,950,885
7% 3/1/26 to 9/1/36	579,775	600,003
7.5% 1/1/27 to 7/1/34	50,671	53,095
8% 7/1/24 to 4/1/32	13,886	14,260
8.5% 1/1/25 to 1/1/28	9,270	9,452
TOTAL FREDDIE MAC		2,207,753,025
Ginnie Mae - 8.2%
3.5% 10/20/40 to 12/20/49	63,720,944	58,028,611
4% 7/20/33 to 5/20/49	76,949,502	72,050,061
4.5% 6/20/33 to 5/20/42	28,047,853	27,164,689
5.5% 6/15/33 to 9/15/39	1,118,175	1,137,660
6% to 6% 10/15/30 to 5/15/40	2,086,617	2,147,245
7% to 7% 8/15/25 to 11/15/32	1,010,386	1,035,529
7.5% to 7.5% 6/15/24 to 9/15/31	116,896	118,555
8% 7/15/24 to 11/15/29	16,937	17,221
8.5% to 8.5% 11/15/27 to 1/15/31	12,205	12,713
2% 10/20/50 to 1/20/52	295,014,980	236,377,330
2% 6/1/54 (i)	64,050,000	51,283,458
2% 6/1/54 (i)	44,650,000	35,750,295
2% 6/1/54 (i)	32,400,000	25,941,983
2% 6/1/54 (i)	127,450,000	102,046,475
2% 6/1/54 (i)	3,500,000	2,802,375
2% 6/1/54 (i)	63,900,000	51,163,356
2% 6/1/54 (i)	128,350,000	102,767,085
2% 6/1/54 (i)	26,500,000	21,217,980
2% 6/1/54 (i)	10,450,000	8,367,090
2% 7/1/54 (i)	128,200,000	102,742,134
2.5% 6/20/51 to 1/20/52	229,805,501	189,671,814
2.5% 6/1/54 (i)	111,225,000	92,642,506
2.5% 6/1/54 (i)	111,250,000	92,663,329
2.5% 6/1/54 (i)	75,000	62,470
2.5% 7/1/54 (i)	111,300,000	92,774,538
2.5% 7/1/54 (i)	111,300,000	92,774,538
3% 4/15/42 to 2/20/50	26,326,524	23,159,116
3% 6/1/54 (i)	125,250,000	108,184,988
3% 6/1/54 (i)	93,950,000	81,149,538
3% 6/1/54 (i)	43,750,000	37,789,168
3% 6/1/54 (i)	41,425,000	35,780,943
3.5% 6/1/54 (i)	71,800,000	64,045,363
3.5% 6/1/54 (i)	35,925,000	32,044,981
3.5% 6/1/54 (i)	14,375,000	12,822,453
3.5% 6/1/54 (i)	17,425,000	15,543,043
3.5% 6/1/54 (i)	14,375,000	12,822,453
3.5% 7/1/54 (i)	72,050,000	64,302,139
3.5% 7/1/54 (i)	81,850,000	73,048,301
4% 6/1/54 (i)	36,600,000	33,610,728
4.5% 6/1/54 (i)	93,000,000	87,860,150
4.5% 7/1/54 (i)	93,000,000	87,812,344
5% 12/15/32 to 4/20/48	14,157,329	14,046,204
5% 6/1/54 (i)	91,775,000	89,018,198
5% 6/1/54 (i)	44,925,000	43,575,511
5.5% 6/1/54 (i)	18,650,000	18,495,738
5.5% 6/1/54 (i)	31,650,000	31,388,210
5.5% 7/1/54 (i)	26,700,000	26,450,993
5.5% 7/1/54 (i)	23,600,000	23,379,904
6% 6/1/54 (i)	40,150,000	40,414,099
6% 6/1/54 (i)	40,150,000	40,414,099
6% 6/1/54 (i)	46,300,000	46,604,552
6% 6/1/54 (i)	32,600,000	32,814,436
6% 6/1/54 (i)	26,100,000	26,271,681
6% 6/1/54 (i)	44,800,000	45,094,685
6% 6/1/54 (i)	23,050,000	23,201,618
6% 7/1/54 (i)	40,100,000	40,291,714
6% 7/1/54 (i)	32,600,000	32,755,857
6% 7/1/54 (i)	26,100,000	26,224,781
6% 7/1/54 (i)	67,850,000	68,174,384
6% 7/1/54 (i)	4,750,000	4,772,709
6.5% 3/20/31 to 6/15/37	298,213	307,554
TOTAL GINNIE MAE		2,906,433,675
Uniform Mortgage Backed Securities - 15.0%
2% 6/1/39 (i)	17,700,000	15,450,174
2% 6/1/39 (i)	8,000,000	6,983,130
2% 6/1/39 (i)	9,700,000	8,467,045
2% 7/1/39 (i)	10,400,000	9,087,006
2% 6/1/54 (i)	70,425,000	54,287,738
2% 6/1/54 (i)	141,800,000	109,307,792
2% 6/1/54 (i)	62,550,000	48,217,224
2% 6/1/54 (i)	36,500,000	28,136,350
2% 6/1/54 (i)	99,100,000	76,392,117
2% 6/1/54 (i)	50,450,000	38,889,832
2% 6/1/54 (i)	76,450,000	58,932,163
2% 6/1/54 (i)	43,100,000	33,224,019
2% 6/1/54 (i)	61,350,000	47,292,194
2% 6/1/54 (i)	64,025,000	49,354,241
2% 6/1/54 (i)	18,550,000	14,299,433
2% 6/1/54 (i)	26,900,000	20,736,104
2% 6/1/54 (i)	12,300,000	9,481,564
2% 6/1/54 (i)	17,200,000	13,258,773
2% 6/1/54 (i)	137,500,000	105,993,099
2% 6/1/54 (i)	157,175,000	121,159,748
2% 6/1/54 (i)	17,200,000	13,258,773
2% 6/1/54 (i)	385,550,000	297,204,649
2% 6/1/54 (i)	62,400,000	48,101,595
2% 7/1/54 (i)	532,700,000	411,073,510
2% 7/1/54 (i)	175,650,000	135,545,451
2% 7/1/54 (i)	137,500,000	106,105,890
2% 7/1/54 (i)	141,750,000	109,385,527
2% 7/1/54 (i)	141,650,000	109,308,359
2% 7/1/54 (i)	141,650,000	109,308,359
2% 7/1/54 (i)	141,650,000	109,308,359
2% 7/1/54 (i)	141,650,000	109,308,359
2% 7/1/54 (i)	102,450,000	79,058,534
2.5% 6/1/54 (i)	8,300,000	6,697,388
2.5% 6/1/54 (i)	4,175,000	3,368,867
2.5% 6/1/54 (i)	22,200,000	17,913,495
2.5% 6/1/54 (i)	39,825,000	32,135,358
2.5% 6/1/54 (i)	34,875,000	28,141,133
2.5% 6/1/54 (i)	37,125,000	29,956,690
2.5% 6/1/54 (i)	22,200,000	17,913,495
2.5% 6/1/54 (i)	29,500,000	23,803,969
2.5% 6/1/54 (i)	68,275,000	55,092,067
2.5% 6/1/54 (i)	52,900,000	42,685,761
2.5% 6/1/54 (i)	104,650,000	84,443,571
2.5% 6/1/54 (i)	52,600,000	42,443,687
2.5% 7/1/54 (i)	158,300,000	127,845,834
2.5% 7/1/54 (i)	34,875,000	28,165,657
2.5% 7/1/54 (i)	79,150,000	63,922,917
2.5% 7/1/54 (i)	79,150,000	63,922,917
2.5% 7/1/54 (i)	34,700,000	28,024,324
3% 6/1/54 (i)	41,025,000	34,483,445
3% 6/1/54 (i)	3,075,000	2,584,682
3% 6/1/54 (i)	28,700,000	24,123,702
3% 6/1/54 (i)	14,300,000	12,019,824
3% 6/1/54 (i)	29,800,000	25,048,304
3% 6/1/54 (i)	82,650,000	69,471,218
3% 6/1/54 (i)	28,800,000	24,207,756
3% 6/1/54 (i)	23,400,000	19,668,802
3% 6/1/54 (i)	233,050,000	195,889,502
3% 7/1/54 (i)	92,100,000	77,461,156
3% 7/1/54 (i)	46,050,000	38,730,578
3% 7/1/54 (i)	46,050,000	38,730,578
3% 7/1/54 (i)	54,150,000	45,543,123
3% 7/1/54 (i)	44,200,000	37,174,627
3.5% 6/1/54 (i)	28,900,000	25,324,764
3.5% 6/1/54 (i)	14,300,000	12,530,938
3.5% 6/1/54 (i)	129,400,000	113,391,848
3.5% 6/1/54 (i)	129,400,000	113,391,848
3.5% 7/1/54 (i)	68,875,000	60,306,000
3.5% 7/1/54 (i)	27,825,000	24,363,186
3.5% 7/1/54 (i)	1,375,000	1,203,931
3.5% 7/1/54 (i)	6,900,000	6,041,545
4% 6/1/54 (i)	125,800,000	114,099,568
4% 6/1/54 (i)	58,600,000	53,149,719
4% 6/1/54 (i)	53,650,000	48,660,110
4% 6/1/54 (i)	17,000,000	15,418,861
4% 7/1/54 (i)	70,900,000	64,327,868
4.5% 6/1/54 (i)	13,300,000	12,450,574
4.5% 6/1/54 (i)	5,200,000	4,867,894
4.5% 6/1/54 (i)	750,000	702,100
4.5% 6/1/54 (i)	5,200,000	4,867,894
4.5% 6/1/54 (i)	5,050,000	4,727,474
4.5% 6/1/54 (i)	7,500,000	7,021,001
5.5% 6/1/54 (i)	45,650,000	44,902,824
6% 6/1/54 (i)	65,800,000	65,884,790
6% 6/1/54 (i)	65,850,000	65,934,854
6% 6/1/54 (i)	128,500,000	128,665,585
6% 6/1/54 (i)	85,675,000	85,785,401
6% 6/1/54 (i)	42,600,000	42,654,894
6% 6/1/54 (i)	5,800,000	5,807,474
6% 6/1/54 (i)	44,800,000	44,857,729
6% 7/1/54 (i)	163,250,000	163,396,599
6% 7/1/54 (i)	57,200,000	57,251,366
6.5% 6/1/54 (i)	23,700,000	24,089,751
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		5,263,609,928
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $13,744,798,885)		13,180,446,551

Asset-Backed Securities - 8.5%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	11,622,811	8,333,458
Series 2019-1 Class A, 3.844% 5/15/39 (b)	3,009,340	2,648,247
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	20,575,686	19,310,850
Class B, 4.458% 10/16/39 (b)	5,909,968	2,910,822
Series 2021-1A Class A, 2.95% 11/16/41 (b)	23,291,464	21,268,984
Series 2021-2A Class A, 2.798% 1/15/47 (b)	46,626,688	41,141,496
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/29 (b)	10,000,000	10,010,906
Aimco Series 2024-10A Class ARR, CME Term SOFR 3 Month Index + 1.410% 0% 7/22/37 (b)(c)(d)	15,020,000	15,028,006
Aimco Clo 21 Ltd. / Aimco Clo 2 Series 2024-21A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8251% 4/18/37 (b)(c)(d)	21,260,000	21,281,260
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7087% 10/17/34 (b)(c)(d)	21,227,000	21,287,476
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5762% 4/20/34 (b)(c)(d)	56,239,000	56,371,949
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8246% 7/20/35 (b)(c)(d)	28,071,000	28,132,616
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7262% 7/20/34 (b)(c)(d)	27,167,000	27,249,235
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	16,840,000	16,742,764
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	10,070,000	10,007,357
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	6,999,462	6,439,248
Class B, 4.335% 1/16/40 (b)	1,551,112	930,667
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5986% 10/15/32 (b)(c)(d)	32,133,000	32,165,486
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6152% 4/25/34 (b)(c)(d)	18,644,000	18,683,357
Ares Ln Funding V Ltd. Series 2024-ALF5A Class A1, CME Term SOFR 3 Month Index + 1.500% 1.5% 7/25/37 (b)(c)(d)(i)	28,926,000	28,960,451
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7202% 7/15/34 (b)(c)(d)	34,311,000	34,400,106
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6586% 1/15/35 (b)(c)(d)	42,880,000	42,975,065
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6602% 4/15/34 (b)(c)(d)	37,984,000	38,069,844
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/36 (b)(c)(d)	21,905,000	21,957,747
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	31,800,000	31,538,000
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6052% 4/25/34 (b)(c)(d)	40,974,000	41,040,665
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8062% 1/20/32 (b)(c)(d)	33,447,357	33,537,598
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, CME Term SOFR 1 Month Index + 1.230% 6.5644% 2/25/35 (c)(d)	221,601	219,169
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7202% 1/15/35 (b)(c)(d)	33,084,000	33,123,965
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	21,234,361	20,919,243
Series 2021-1A Class A, 2.443% 7/15/46 (b)	36,860,601	32,570,765
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	6,274,000	6,250,920
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5802% 4/15/29 (b)(c)(d)	19,887,111	19,921,237
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	7,436,000	6,942,563
Series 2022-A3 Class A, 4.95% 10/15/27	9,000,000	8,946,732
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	12,009,000	12,042,324
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	15,337,000	15,486,974
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	19,731,973	17,763,385
Class B, 5.095% 4/15/39 (b)	11,988,233	8,097,114
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	6,318,953	5,867,201
Series 2021-1A Class A, 3.474% 1/15/46 (b)	4,550,897	4,280,198
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6862% 10/20/32 (b)(c)(d)	26,444,000	26,511,617
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7152% 10/25/34 (b)(c)(d)	19,756,000	19,811,593
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6446% 4/20/35 (b)(c)(d)	39,364,000	39,427,455
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6362% 4/20/34 (b)(c)(d)	32,995,000	33,066,137
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	8,155,852	7,981,258
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)	12,200,000	12,139,306
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	9,667,677	9,720,446
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	14,239,800	14,207,853
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	9,500,000	9,480,507
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7562% 10/20/34 (b)(c)(d)	32,158,000	32,230,098
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7862% 4/20/34 (b)(c)(d)	35,800,000	35,874,643
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8962% 1/20/34 (b)(c)(d)	47,700,000	47,754,521
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	27,861,476	27,884,589
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	29,739,375	28,063,847
Series 2019-1A Class A23, 4.352% 5/20/49 (b)	2,700,338	2,538,690
Discover Card Execution Note Trust:
Series 2022-A4, Class A, 5.03% 10/15/27	6,607,000	6,570,746
Series 2023 A1 Class A, 4.31% 3/15/28 (j)	8,200,000	8,055,646
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	7,128,579	7,135,451
Class A3, 5.64% 2/22/28 (b)	6,812,000	6,833,273
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (b)	7,600,000	7,507,392
Series 2024-1A Class A3, 5.3% 7/20/29 (b)	5,218,000	5,212,264
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6246% 4/20/35 (b)(c)(d)	22,130,000	22,175,212
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(c)(d)	21,386,000	21,433,969
Series 2024-83A Class AR, CME Term SOFR 3 Month Index + 1.530% 6.8642% 4/18/37 (b)(c)(d)	28,334,000	28,367,406
Dryden Senior Loan Fund:
Series 2018-70X Class A1, CME Term SOFR 3 Month Index + 1.430% 6.7593% 1/16/32 (c)(d)	340,656	341,554
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/35 (b)(c)(d)	29,140,000	29,204,720
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7174% 2/20/35 (b)(c)(d)	16,803,000	16,851,645
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6902% 4/15/31 (b)(c)(d)	14,552,000	14,588,773
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 1/15/35 (b)(c)(d)	37,869,000	37,968,747
Series 2024-1A Class AR2, CME Term SOFR 3 Month Index + 1.510% 0% 7/15/37 (b)(c)(d)	27,328,000	27,347,048
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8402% 1/15/34 (b)(c)(d)	7,800,000	7,823,158
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (b)	11,000,000	11,014,944
Class A3, 5.61% 4/20/28 (b)	10,874,000	10,889,156
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	24,412,000	24,646,433
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6982% 7/19/34 (b)(c)(d)	24,705,000	24,782,870
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6683% 11/16/34 (b)(c)(d)	32,500,000	32,591,358
Ford Credit Auto Owner Trust:
Series 2018-1 Class A, 3.19% 7/15/31 (b)	7,300,000	7,187,445
Series 2020-2 Class A, 1.06% 4/15/33 (b)	9,900,000	9,315,643
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	52,066,000	51,545,387
Series 2024-1 Class A1, 5.29% 4/15/29 (b)	16,200,000	16,208,497
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	4,429,098	4,426,174
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	7,077,000	7,067,317
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (b)	6,868,000	6,798,496
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	14,844,000	14,744,355
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	10,475,364	9,482,279
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	9,568,519	8,707,314
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (b)	24,000,000	24,034,613
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/29	17,572,000	17,461,982
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/22/34 (b)(c)(d)	22,628,000	22,663,051
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8694% 4/15/37 (b)(c)(d)	10,710,000	10,777,430
Invesco U.S. CLO Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 0% 7/20/37 (b)(c)(d)(i)	22,457,000	22,472,473
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6586% 4/15/35 (b)(c)(d)	30,000,000	30,054,000
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9246% 1/22/37 (b)(c)(d)	17,772,000	17,941,136
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7282% 4/19/34 (b)(c)(d)	38,620,000	38,799,699
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6862% 1/22/35 (b)(c)(d)	36,551,000	36,558,749
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7102% 7/15/34 (b)(c)(d)	24,703,000	24,763,448
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.7862% 1/22/31 (b)(c)(d)	10,024,000	10,027,288
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7262% 10/20/34 (b)(c)(d)	7,927,000	7,950,995
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7152% 10/25/34 (b)(c)(d)	39,908,000	40,020,980
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6062% 4/20/34 (b)(c)(d)	31,864,000	31,950,383
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7152% 1/25/35 (b)(c)(d)	26,894,000	26,906,371
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5802% 1/15/34 (b)(c)(d)	31,814,813	31,885,855
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	6,764,072	6,768,325
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	4,300,000	4,296,317
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6562% 10/20/30 (b)(c)(d)	27,195,843	27,226,819
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	14,700,000	14,588,074
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6844% 1/25/36 (c)(d)	160,549	158,188
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/20/34 (b)(c)(d)	13,185,000	13,218,200
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	27,154,700	24,441,924
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	25,999,400	24,288,091
Class A2II, 4.008% 12/5/51 (b)	23,232,860	20,327,928
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	19,312,321	16,996,967
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	8,342,718	7,944,845
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7062% 4/20/34 (b)(c)(d)	46,460,000	46,564,256
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6686% 1/15/37 (b)(c)(d)	42,692,000	42,767,394
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	21,659,726	19,711,000
Class B, 4.335% 3/15/40 (b)	2,385,644	1,824,922
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	34,963,000	34,263,408
1.884% 7/15/50 (b)	12,544,000	11,731,190
2.328% 7/15/52 (b)	9,591,000	8,537,215
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	16,000,000	15,992,797
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	7,353,500	7,359,138
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (b)	9,375,000	9,361,966
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	23,407,000	23,407,000
Class A2I, 6.028% 7/30/54 (b)	44,896,000	44,896,000
Class A2II, 6.268% 7/30/54 (b)	26,690,000	26,690,000
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6464% 4/23/35 (b)(c)(d)	44,162,000	44,279,824
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8465% 4/15/37 (b)(c)(d)	22,556,000	22,694,719
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6502% 7/15/32 (b)(c)(d)	4,219,000	4,225,054
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5682% 4/19/34 (b)(c)(d)	41,341,000	41,399,084
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6662% 4/20/33 (b)(c)(d)	36,991,000	37,082,516
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2994% 9/25/34 (c)(d)	79,731	80,007
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	7,122,000	7,104,740
Tesla Auto Lease Trust 2023-B Series 2023-B:
Class A2, 6.02% 9/22/25 (b)	24,813,523	24,843,430
Class A3, 6.13% 9/21/26 (b)	20,000,000	20,099,734
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	16,431,000	16,449,853
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	23,752,530	21,381,077
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	30,427,250	26,494,528
Towd Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/58 (b)	1,252,221	1,217,598
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	16,605,000	16,515,682
Series 2024-A Class A3, 5.25% 4/20/27 (b)	13,200,000	13,159,980
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1235% 4/6/42 (b)(c)(d)	2,720,000	1,945,213
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	12,340,000	12,301,259
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7482% 7/19/34 (b)(c)(d)	22,263,000	22,304,921
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(c)(d)	44,263,000	44,393,487
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7393% 7/16/34 (b)(c)(d)	22,574,000	22,611,518
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	29,600,000	29,861,001
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	15,100,000	15,067,158
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	14,658,063	15,464,550
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	17,581,000	17,392,699
Series 2023-C Class A3, 5.15% 11/15/28	8,696,000	8,659,002
Series 2024-B Class A3, 5.27% 9/17/29	8,000,000	7,986,044
TOTAL ASSET-BACKED SECURITIES (Cost $3,047,503,172)		3,001,017,777

Collateralized Mortgage Obligations - 2.2%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.4%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	4,420,975	4,339,027
Bravo Residential Funding Trust sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	17,454,240	17,017,818
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	7,130,635	6,999,539
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(c)	8,900,000	8,489,710
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)	3,868	3,830
CSMC:
floater Series 2015-1R Class 6A1, CME Term SOFR 1 Month Index + 0.390% 4.3318% 5/27/37 (b)(c)(d)	34,412	33,625
Series 2014-3R:
Class 2A1, CME Term SOFR 1 Month Index + 0.810% 0% 5/27/37 (b)(c)(d)(k)	316,680	32
Class AA1, CME Term SOFR 1 Month Index + 0.390% 4.0574% 5/27/37 (b)(c)(d)	244,604	232,696
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (b)	5,373,225	5,077,709
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	10,822,307	9,820,994
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	14,032,874	13,156,719
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	4,120,969	3,718,976
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)	6,421,222	5,856,434
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	2,913,309	2,799,902
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	2,345,779	2,224,346
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	8,651,577	7,649,508
Pret 2024-Rpl1 Trust sequential payer Series 2024-RPL1 Class A1, 3.9% 10/25/63 (b)	11,190,755	10,469,810
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(c)	12,900,000	12,140,190
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	4,510,695	4,402,112
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	4,519,940	4,240,312
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (c)(d)	3,586	3,266
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0794% 9/25/43 (c)(d)	84,448	80,383
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	16,291,145	14,975,655
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.3888% 9/25/33 (c)	10,294	9,987
TOTAL PRIVATE SPONSOR		133,742,580
U.S. Government Agency - 1.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2382% 2/25/32 (c)(d)	13,666	13,660
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4379% 3/18/32 (c)(d)	25,095	25,225
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 4/25/32 (c)(d)	27,147	27,274
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 10/25/32 (c)(d)	34,009	34,170
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1882% 1/25/32 (c)(d)	12,692	12,670
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6618% 12/25/33 (c)(j)(l)	521,138	65,097
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2418% 11/25/36 (c)(j)(l)	370,150	30,232
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	121,508	122,170
Series 1999-32 Class PL, 6% 7/25/29	163,655	163,788
Series 1999-33 Class PK, 6% 7/25/29	118,031	118,087
Series 2001-52 Class YZ, 6.5% 10/25/31	20,735	20,963
Series 2005-102 Class CO 11/25/35 (m)	76,684	64,462
Series 2005-39 Class TE, 5% 5/25/35	19,907	19,676
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.4106% 8/25/35 (c)(d)(l)	16,186	15,875
Series 2005-81 Class PC, 5.5% 9/25/35	253,759	254,183
Series 2006-12 Class BO 10/25/35 (m)	345,100	297,724
Series 2006-15 Class OP 3/25/36 (m)	501,887	413,117
Series 2006-37 Class OW 5/25/36 (m)	49,762	39,004
Series 2006-45 Class OP 6/25/36 (m)	154,658	124,279
Series 2006-62 Class KP 4/25/36 (m)	247,842	200,355
Series 2012-149:
Class DA, 1.75% 1/25/43	1,849,891	1,672,273
Class GA, 1.75% 6/25/42	2,182,836	1,959,644
Series 2017-32 Class PA, 2.7% 5/25/47	17,882,390	15,689,254
Series 2017-37 Class AB, 2.55% 9/25/46	4,499,010	3,977,899
Series 2021-69 Class JK, 1.5% 10/25/51	3,977,983	3,221,278
Series 2022-2 Class TH, 2.5% 2/25/52	2,365,772	2,089,585
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	19,754	20,130
Series 1999-25 Class Z, 6% 6/25/29	120,828	119,713
Series 2001-20 Class Z, 6% 5/25/31	152,948	153,217
Series 2001-31 Class ZC, 6.5% 7/25/31	71,189	71,161
Series 2002-16 Class ZD, 6.5% 4/25/32	66,798	67,611
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1118% 11/25/32 (c)(j)(l)	77,555	1,564
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	58,097	867
Series 2020-101 Class BA, 1.5% 9/25/45	5,699,963	4,787,871
Series 2020-43 Class MA, 2% 1/25/45	9,441,325	8,391,150
Series 2020-49 Class JA, 2% 8/25/44	2,034,627	1,821,845
Series 2020-80 Class BA, 1.5% 3/25/45	7,923,240	6,694,636
Series 2021-68 Class A, 2% 7/25/49	4,245,092	3,260,078
Series 2021-85 Class L, 2.5% 8/25/48	2,351,598	2,001,466
Series 2021-95:
Class 0, 2.5% 9/25/48	11,280,603	9,631,330
Class BA, 2.5% 6/25/49	16,947,605	14,443,210
Series 2021-96 Class HA, 2.5% 2/25/50	3,716,596	3,159,934
Series 2022-1 Class KA, 3% 5/25/48	3,629,133	3,224,864
Series 2022-11 Class B, 3% 6/25/49	4,959,762	4,438,450
Series 2022-13:
Class HA, 3% 8/25/46	4,033,066	3,666,568
Class JA, 3% 5/25/48	7,314,923	6,571,085
Series 2022-15 Class GC, 3% 1/25/47	5,860,812	5,307,911
Series 2022-17 Class BH, 3% 5/25/47	6,414,546	5,840,870
Series 2022-25 Class AB, 4% 9/25/47	6,433,743	6,097,756
Series 2022-3:
Class D, 2% 2/25/48	16,516,603	14,272,802
Class N, 2% 10/25/47	43,275,903	36,719,526
Series 2022-30 Class E, 4.5% 7/25/48	9,614,977	9,194,622
Series 2022-35 Class CK, 4% 3/25/47	13,315,648	12,383,517
Series 2022-4 Class B, 2.5% 5/25/49	2,716,842	2,313,233
Series 2022-49 Class TC, 4% 12/25/48	3,081,632	2,889,174
Series 2022-5:
Class 0, 2.5% 6/25/48	4,469,891	3,854,340
Class DA, 2.25% 11/25/47	14,010,337	12,120,715
Series 2022-7:
Class A, 3% 5/25/48	5,173,505	4,597,259
Class E, 2.5% 11/25/47	16,353,789	14,333,873
Series 2022-9 Class BA, 3% 5/25/48	5,528,426	4,912,362
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2018% 12/25/36 (c)(j)(l)	251,469	20,945
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0018% 5/25/37 (c)(j)(l)	127,085	11,643
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6618% 3/25/33 (c)(j)(l)	28,573	2,543
Series 2005-72 Class ZC, 5.5% 8/25/35	2,038,931	2,012,383
Series 2005-79 Class ZC, 5.9% 9/25/35	878,314	872,036
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.9907% 6/25/37 (c)(d)(l)	115,052	129,074
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9707% 7/25/37 (c)(d)(l)	159,677	179,311
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9707% 7/25/37 (c)(d)(l)	40,207	41,814
Series 2010-135 Class ZA, 4.5% 12/25/40	1,531,427	1,474,435
Series 2010-150 Class ZC, 4.75% 1/25/41	3,393,705	3,268,938
Series 2010-95 Class ZC, 5% 9/25/40	7,164,166	7,007,383
Series 2011-39 Class ZA, 6% 11/25/32	589,582	598,610
Series 2011-4 Class PZ, 5% 2/25/41	1,122,579	1,051,375
Series 2011-67 Class AI, 4% 7/25/26 (j)	22,219	397
Series 2012-100 Class WI, 3% 9/25/27 (j)	957,868	30,094
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1118% 6/25/41 (c)(j)(l)	54,724	243
Series 2013-133 Class IB, 3% 4/25/32 (j)	256,599	3,653
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6118% 1/25/44 (c)(j)(l)	435,405	37,327
Series 2013-51 Class GI, 3% 10/25/32 (j)	1,345,437	65,379
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2818% 6/25/35 (c)(j)(l)	682,339	41,653
Series 2015-42 Class IL, 6% 6/25/45 (j)	2,415,715	385,772
Series 2015-70 Class JC, 3% 10/25/45	3,508,693	3,252,116
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	1,435,386	231,289
Series 2020-45 Class JL, 3% 7/25/40	355,481	313,694
Series 2021-59 Class H, 2% 6/25/48	2,393,501	1,889,148
Series 2021-66:
Class DA, 2% 1/25/48	2,590,008	2,054,576
Class DM, 2% 1/25/48	2,752,436	2,183,425
Series 2022-28 Class A, 2.5% 2/25/52	12,034,904	10,984,559
Series 2023-13 Class CK, 1.5% 11/25/50	12,439,794	9,555,491
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	127,385	19,221
Series 343 Class 16, 5.5% 5/25/34 (j)	118,450	17,995
Series 348 Class 14, 6.5% 8/25/34 (c)(j)	82,153	15,102
Series 351:
Class 12, 5.5% 4/25/34 (c)(j)	50,610	7,995
Class 13, 6% 3/25/34 (j)	77,939	13,514
Series 359 Class 19, 6% 7/25/35 (c)(j)	44,718	8,092
Series 384 Class 6, 5% 7/25/37 (j)	506,003	82,721
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2382% 1/15/32 (c)(d)	9,879	9,871
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 3/15/32 (c)(d)	14,572	14,599
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 3/15/32 (c)(d)	13,683	13,743
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 6/15/31 (c)(d)	23,453	23,492
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 3/15/32 (c)(d)	8,394	8,409
planned amortization class:
Series 2020-5050 Class KP, 1% 12/25/50	2,663,723	2,107,501
Series 2021-5141 Class JM, 1.5% 4/25/51	2,940,754	2,369,096
Series 2021-5148:
Class AD, 1.5% 10/25/51	3,962,583	3,194,122
Class PC, 1.5% 10/25/51	3,926,592	3,129,201
Series 2095 Class PE, 6% 11/15/28	156,040	156,449
Series 2101 Class PD, 6% 11/15/28	13,792	13,820
Series 2104 Class PG, 6% 12/15/28	3,207	3,216
Series 2121 Class MG, 6% 2/15/29	67,057	67,254
Series 2131 Class BG, 6% 3/15/29	440,393	441,832
Series 2137 Class PG, 6% 3/15/29	72,925	73,146
Series 2154 Class PT, 6% 5/15/29	125,522	125,931
Series 2162 Class PH, 6% 6/15/29	23,578	23,596
Series 2520 Class BE, 6% 11/15/32	258,882	261,138
Series 2693 Class MD, 5.5% 10/15/33	681,739	674,317
Series 2802 Class OB, 6% 5/15/34	171,396	172,054
Series 3002 Class NE, 5% 7/15/35	593,316	584,446
Series 3110 Class OP 9/15/35 (m)	89,532	85,010
Series 3119 Class PO 2/15/36 (m)	581,364	460,346
Series 3121 Class KO 3/15/36 (m)	90,177	75,484
Series 3123 Class LO 3/15/36 (m)	327,448	261,565
Series 3145 Class GO 4/15/36 (m)	348,509	280,475
Series 3189 Class PD, 6% 7/15/36	561,455	572,569
Series 3225 Class EO 10/15/36 (m)	179,093	141,823
Series 3258 Class PM, 5.5% 12/15/36	188,926	189,778
Series 3415 Class PC, 5% 12/15/37	246,402	242,561
Series 3832 Class PE, 5% 3/15/41	2,395,018	2,355,569
Series 4135 Class AB, 1.75% 6/15/42	1,680,922	1,518,276
sequential payer:
Series 2020-4993 Class LA, 2% 8/25/44	8,989,431	8,055,036
Series 2020-5018:
Class LC, 3% 10/25/40	2,395,398	2,118,798
Class LY, 3% 10/25/40	1,821,628	1,610,927
Series 2020-5058 Class BE, 3% 11/25/50	8,468,747	7,170,218
Series 2020-5066 Class A, 1.5% 11/25/44	2,656,891	2,274,973
Series 2021-5115 Class A, 2% 3/25/40	2,331,163	2,006,412
Series 2021-5139 Class JC, 2% 8/25/40	2,223,265	1,889,988
Series 2021-5147 Class WN, 2% 1/25/40	2,402,282	2,043,290
Series 2021-5169:
Class BA, 2.5% 5/25/49	15,277,361	12,974,949
Class TP, 2.5% 6/25/49	3,558,812	3,029,250
Series 2021-5175 Class CB, 2.5% 4/25/50	13,432,065	11,389,058
Series 2021-5178:
Class CT, 2% 11/25/40	2,430,620	2,050,543
Class TP, 2.5% 4/25/49	8,816,269	7,503,929
Series 2021-5180 Class KA, 2.5% 10/25/47	2,688,715	2,319,831
Series 2022-5189:
Class DA, 2.5% 5/25/49	2,841,160	2,383,749
Class TP, 2.5% 5/25/49	6,117,734	5,132,200
Series 2022-5190:
Class BA, 2.5% 11/25/47	2,683,302	2,312,457
Class CA, 2.5% 5/25/49	5,125,813	4,299,120
Series 2022-5191 Class CA, 2.5% 4/25/50	3,164,402	2,665,935
Series 2022-5197:
Class A, 2.5% 6/25/49	5,125,826	4,299,119
Class DA, 2.5% 11/25/47	2,037,226	1,758,088
Series 2022-5198 Class BA, 2.5% 11/25/47	9,247,450	8,106,672
Series 2022-5200 Class C, 3% 5/25/48	12,532,644	11,255,886
Series 2022-5202:
Class AG, 3% 1/25/49	2,815,841	2,504,341
Class BC, 3% 5/25/48	11,182,052	9,936,065
Class LB, 2.5% 10/25/47	2,179,934	1,883,190
Class UA, 3% 4/25/50	4,369,746	3,834,896
Series 2022-5210 Class TA, 3.5% 11/25/46	3,794,917	3,457,754
Series 2114 Class ZM, 6% 1/15/29	1,359	1,363
Series 2135 Class JE, 6% 3/15/29	29,077	29,309
Series 2274 Class ZM, 6.5% 1/15/31	47,157	47,181
Series 2281 Class ZB, 6% 3/15/30	79,131	79,829
Series 2303 Class ZV, 6% 4/15/31	39,928	40,368
Series 2357 Class ZB, 6.5% 9/15/31	395,574	398,624
Series 2502 Class ZC, 6% 9/15/32	102,479	103,365
Series 2519 Class ZD, 5.5% 11/15/32	140,685	140,519
Series 2998 Class LY, 5.5% 7/15/25	10,982	10,944
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1618% 2/15/36 (c)(j)(l)	184,781	13,713
Series 2013-4281 Class AI, 4% 12/15/28 (j)	37,338	239
Series 2017-4683 Class LM, 3% 5/15/47	3,477,330	3,253,213
Series 2020-5041:
Class LA, 1.5% 11/25/40	22,212,329	17,963,764
Class LB, 3% 11/25/40	4,076,762	3,608,418
Series 2020-5046 Class PT, 1.5% 11/25/40	16,864,147	13,636,515
Series 2021-5083 Class VA, 1% 8/15/38	9,907,728	9,217,230
Series 2021-5176 Class AG, 2% 1/25/47	10,115,004	8,529,965
Series 2021-5182 Class A, 2.5% 10/25/48	17,555,952	14,979,084
Series 2022-5210 Class AB, 3% 1/25/42	6,715,219	6,051,046
Series 2022-5213 Class AH, 2.25% 4/25/37	10,206,219	9,231,064
Series 2022-5236 Class P, 5% 4/25/48	4,279,282	4,192,260
Series 2022-5266 Class CD, 4.5% 10/25/44	10,252,737	9,921,267
Series 2380 Class SY, 8.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.7618% 11/15/31 (c)(j)(l)	6,763	228
Series 2587 Class IM, 6.5% 3/15/33 (j)	3,413	541
Series 2933 Class ZM, 5.75% 2/15/35	1,935,750	1,950,292
Series 2947 Class XZ, 6% 3/15/35	1,076,226	1,089,233
Series 2996 Class ZD, 5.5% 6/15/35	1,280,655	1,281,170
Series 3237 Class C, 5.5% 11/15/36	1,711,594	1,716,814
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2218% 11/15/36 (c)(j)(l)	790,131	61,398
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1418% 6/15/37 (c)(j)(l)	524,494	48,622
Series 3949 Class MK, 4.5% 10/15/34	409,499	398,198
Series 4055 Class BI, 3.5% 5/15/31 (j)	115,859	591
Series 4149 Class IO, 3% 1/15/33 (j)	729,010	52,197
Series 4314 Class AI, 5% 3/15/34 (j)	32,202	493
Series 4427 Class LI, 3.5% 2/15/34 (j)	1,198,184	56,074
Series 4471 Class PA 4% 12/15/40	1,440,103	1,395,280
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6882% 5/15/37 (c)(d)	638,771	622,209
Series 2156 Class TC, 6.25% 5/15/29	28,511	28,493
Freddie Mac Manufactured Housing participation certificates guaranteed:
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	3,749	3,748
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	50,068	50,351
Series 2056 Class Z, 6% 5/15/28	119,808	120,005
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	5,041,975	4,072,605
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	3,501,707	2,984,406
Class GC, 2% 11/25/47	2,153,580	1,837,751
Series 2021-5164 Class M, 2.5% 7/25/48	3,569,159	3,043,660
Series 4386 Class AZ, 4.5% 11/15/40	5,234,750	4,963,133
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2559% 6/16/37 (c)(j)(l)	326,583	27,056
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9827% 3/20/60 (c)(d)(n)	2,014,612	2,012,850
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7627% 7/20/60 (c)(d)(n)	513,877	512,202
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7386% 9/20/60 (c)(d)(n)	509,481	507,443
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7386% 8/20/60 (c)(d)(n)	451,124	449,292
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8186% 12/20/60 (c)(d)(n)	1,101,380	1,098,101
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 12/20/60 (c)(d)(n)	771,715	770,529
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 2/20/61 (c)(d)(n)	716,704	715,414
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9286% 2/20/61 (c)(d)(n)	1,079,816	1,077,826
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 4/20/61 (c)(d)(n)	887,367	886,081
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (c)(d)(n)	1,114,934	1,113,169
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (c)(d)(n)	996,911	995,558
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9686% 6/20/61 (c)(d)(n)	1,069,121	1,068,002
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9886% 9/20/61 (c)(d)(n)	214,405	214,219
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 10/20/61 (c)(d)(n)	1,099,828	1,099,514
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8346% 8/20/42 (c)(d)	190,856	185,943
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 11/20/61 (c)(d)(n)	1,157,739	1,158,918
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 1/20/62 (c)(d)(n)	617,600	618,214
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 1/20/62 (c)(d)(n)	1,151,453	1,151,577
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 3/20/62 (c)(d)(n)	632,355	632,085
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0886% 5/20/61 (c)(d)(n)	24,209	24,008
Series 2012-H23 Class WA, CME Term SOFR 1 Month Index + 0.630% 5.9586% 10/20/62 (c)(d)(n)	171,607	171,390
Series 2013-H07 Class BA, CME Term SOFR 1 Month Index + 0.360% 5.7986% 3/20/63 (c)(d)(n)	200,767	200,064
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 1/20/64 (c)(d)(n)	583,559	583,391
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0386% 12/20/63 (c)(d)(n)	1,093,801	1,093,444
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 6/20/64 (c)(d)(n)	760,130	758,994
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7186% 5/20/63 (c)(d)(n)	23,749	23,287
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6386% 4/20/63 (c)(d)(n)	26,800	26,462
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8386% 12/20/62 (c)(d)(n)	6,647	6,540
Series 2019-11 Class F, CME Term SOFR 1 Month Index + 0.510% 5.8346% 1/20/49 (c)(d)	4,854,098	4,780,284
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9346% 10/20/49 (c)(d)	1,819,943	1,763,689
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8846% 2/20/49 (c)(d)	3,709,921	3,617,466
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	96,818	5,484
Series 2016-69 Class WA, 3% 2/20/46	4,272,051	3,838,267
Series 2017-134 Class BA, 2.5% 11/20/46	2,543,309	2,241,413
Series 2017-153 Class GA, 3% 9/20/47	4,807,453	4,223,663
Series 2017-182 Class KA, 3% 10/20/47	3,804,231	3,367,745
Series 2018-13 Class Q, 3% 4/20/47	4,629,880	4,203,312
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	892,032	863,803
Series 2010-160 Class DY, 4% 12/20/40	5,080,073	4,802,947
Series 2010-170 Class B, 4% 12/20/40	1,124,463	1,061,903
Series 2017-139 Class BA, 3% 9/20/47	8,654,718	7,557,946
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0659% 5/16/34 (c)(j)(l)	192,699	10,259
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7659% 8/17/34 (c)(j)(l)	175,223	13,095
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.5953% 6/16/37 (c)(d)(l)	6,874	7,353
Series 2010-116 Class QB, 4% 9/16/40	1,174,669	1,101,326
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7627% 5/20/60 (c)(d)(n)	1,441,727	1,437,409
Series 2011-52 Class HI, 7% 4/16/41 (j)	42,267	5,801
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6654% 7/20/41 (c)(j)(l)	489,093	37,317
Series 2013-149 Class MA, 2.5% 5/20/40	2,957,349	2,843,498
Series 2014-2 Class BA, 3% 1/20/44	8,830,001	7,860,457
Series 2014-21 Class HA, 3% 2/20/44	3,282,649	2,947,734
Series 2014-25 Class HC, 3% 2/20/44	5,674,898	5,032,272
Series 2014-5 Class A, 3% 1/20/44	4,598,195	4,093,694
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)	39,320	37,471
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.51% 5/20/66 (c)(d)(n)	217,077	216,207
Series 2017-186 Class HK, 3% 11/16/45	547,818	490,578
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.36% 8/20/66 (c)(d)(n)	3,376,536	3,359,738
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.3046% 5/20/65 (c)(n)	390,858	378,771
TOTAL U.S. GOVERNMENT AGENCY		654,427,210
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $810,314,526)		788,169,790

Commercial Mortgage Securities - 5.9%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.467% 1/15/39 (b)(c)(d)	23,840,000	23,676,100
Class B, CME Term SOFR 1 Month Index + 1.550% 6.867% 1/15/39 (b)(c)(d)	4,503,000	4,450,934
Class C, CME Term SOFR 1 Month Index + 2.150% 7.467% 1/15/39 (b)(c)(d)	3,215,000	3,173,153
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	38,600,000	36,691,960
Class ANM, 3.112% 11/5/32 (b)	22,568,000	20,309,246
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	5,065,000	4,304,811
Class CNM, 3.7186% 11/5/32 (b)(c)	2,095,000	1,487,269
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	19,688,000	18,427,385
Series 2018-BN10 Class A5, 3.688% 2/15/61	965,000	905,933
Series 2018-BN14 Class A4, 4.231% 9/15/60	16,350,000	15,551,114
Series 2019-BN20 Class ASB, 2.933% 9/15/62	800,000	746,590
Series 2019-BN21 Class A5, 2.851% 10/17/52	26,963,000	23,436,709
Series 2019-BN23 Class ASB, 2.846% 12/15/52	2,300,000	2,142,810
Series 2019-BN24 Class A3, 2.96% 11/15/62	12,772,000	11,216,526
Series 2023-5YR1 Class A3, 6.26% 4/15/56	8,900,000	9,076,785
Series 2020-BN25 Class XB, 0.4392% 1/15/63 (c)(j)	27,800,000	590,355
Series 2021-BN33 Class XA, 1.0514% 5/15/64 (c)(j)	14,493,700	710,920
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	5,300,000	4,995,969
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	8,400,000	8,755,729
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, CME Term SOFR 1 Month Index + 0.710% 5.8394% 11/25/35 (b)(c)(d)	12,338	11,762
Series 2005-4A:
Class A2, CME Term SOFR 1 Month Index + 0.690% 6.0244% 1/25/36 (b)(c)(d)	29,663	28,019
Class M1, CME Term SOFR 1 Month Index + 0.780% 6.1144% 1/25/36 (b)(c)(d)	9,569	9,059
Series 2006-4A Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8444% 12/25/36 (b)(c)(d)	66,050	61,493
Series 2007-1 Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8444% 3/25/37 (b)(c)(d)	15,408	14,433
Series 2007-2A:
Class A1, CME Term SOFR 1 Month Index + 0.380% 5.8444% 7/25/37 (b)(c)(d)	51,357	47,185
Class A2, CME Term SOFR 1 Month Index + 0.430% 5.9194% 7/25/37 (b)(c)(d)	48,140	43,492
Class M1, CME Term SOFR 1 Month Index + 0.480% 5.9944% 7/25/37 (b)(c)(d)	16,430	14,733
Series 2007-3:
Class A2, CME Term SOFR 1 Month Index + 0.540% 5.8744% 7/25/37 (b)(c)(d)	17,325	16,138
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.9044% 7/25/37 (b)(c)(d)	9,191	8,529
Class M2, CME Term SOFR 1 Month Index + 0.620% 5.9494% 7/25/37 (b)(c)(d)	9,842	9,050
Class M3, CME Term SOFR 1 Month Index + 0.660% 5.9944% 7/25/37 (b)(c)(d)	15,779	14,344
Class M4, CME Term SOFR 1 Month Index + 0.860% 6.1894% 7/25/37 (b)(c)(d)	24,889	22,636
Class M5, CME Term SOFR 1 Month Index + 1.010% 6.3394% 7/25/37 (b)(c)(d)	13,736	15,327
BBCMS Mortgage Trust sequential payer:
Series 2021-C10 Class ASB, 2.268% 7/15/54	4,100,000	3,633,164
Series 2023-C21 Class A3, 6.2964% 9/15/56 (c)	8,600,000	8,966,232
Bbcms Mtg Trust 2024-5C25 sequential payer Series 2024-5C25 Class A3, 5.946% 3/15/57	12,300,000	12,511,254
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	6,500,000	6,678,178
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,988,000	3,777,318
Series 2019-B10 Class A4, 3.717% 3/15/62	6,658,000	6,159,227
Series 2019-B13 Class A4, 2.952% 8/15/57	25,034,000	22,125,099
Series 2019-B15 Class AAB, 2.859% 12/15/72	3,385,000	3,175,702
Series 2024-V6 Class A3, 5.9255% 3/15/29	3,700,000	3,761,134
Series 2018-B8 Class A5, 4.2317% 1/15/52	49,694,000	46,353,003
Series 2019-B14 Class XA, 0.7684% 12/15/62 (c)(j)	146,899,499	3,499,043
Series 2020-B17 Class XA, 1.4131% 3/15/53 (c)(j)	134,508,686	6,183,727
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6589% 3/15/41 (b)(c)(d)	15,198,000	15,207,508
BMO Mortgage Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	4,700,000	4,855,988
BMP floater Series 2024-MF23:
Class B, CME Term SOFR 1 Month Index + 1.640% 7.0614% 6/15/41 (b)(c)(d)	9,859,000	9,837,431
Class C, CME Term SOFR 1 Month Index + 1.840% 7.2611% 6/15/41 (b)(c)(d)	6,971,000	6,955,740
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2148% 4/15/37 (b)(c)(d)	82,074,000	82,535,666
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7638% 4/15/37 (b)(c)(d)	21,804,000	21,885,765
Brookfield floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 6.8118% 6/15/41 (b)(c)(d)	19,969,000	19,931,502
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6633% 4/15/34 (b)(c)(d)	16,075,000	15,874,775
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9633% 4/15/34 (b)(c)(d)	10,627,000	10,441,684
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2633% 4/15/34 (b)(c)(d)	11,156,000	10,933,664
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2315% 2/15/36 (b)(c)(d)	2,800,000	2,789,143
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1206% 10/15/36 (b)(c)(d)	43,844,000	43,405,560
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3303% 10/15/36 (b)(c)(d)	6,559,000	6,460,615
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5301% 10/15/36 (b)(c)(d)	8,779,000	8,630,854
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7298% 10/15/36 (b)(c)(d)	8,523,000	8,368,521
Class E, CME Term SOFR 1 Month Index + 2.060% 7.379% 10/15/36 (b)(c)(d)	29,632,000	29,187,520
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8078% 4/15/37 (b)(c)(d)	32,754,767	32,744,531
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3297% 2/15/39 (b)(c)(d)	46,090,867	45,976,612
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6291% 2/15/39 (b)(c)(d)	16,085,032	15,944,318
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8785% 2/15/39 (b)(c)(d)	13,887,593	13,757,424
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2776% 2/15/39 (b)(c)(d)	13,887,593	13,783,703
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0782% 12/9/40 (b)(c)(d)	23,299,000	23,437,338
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5076% 12/9/40 (b)(c)(d)	5,151,000	5,179,974
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9569% 12/9/40 (b)(c)(d)	2,790,000	2,810,925
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3075% 11/15/32 (b)(c)(d)	1,688,087	1,686,504
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3633% 4/15/34 (b)(c)(d)	15,288,935	15,155,634
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1015% 6/15/38 (b)(c)(d)	14,203,152	14,105,855
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7084% 3/15/41 (b)(c)(d)	80,200,670	80,250,843
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1083% 2/15/39 (b)(c)(d)	4,401,773	4,400,397
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 7.008% 3/15/41 (b)(c)(d)	13,701,943	13,684,799
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2576% 3/15/41 (b)(c)(d)	18,189,981	18,184,297
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7588% 2/15/39 (b)(c)(d)	35,174,784	35,229,745
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.8415% 5/15/41 (b)(c)	46,552,000	46,610,190
BX Trust floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4818% 8/15/39 (b)(c)(d)	19,975,720	20,063,113
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2568% 4/15/37 (b)(c)(d)	16,696,707	16,696,707
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6068% 4/15/37 (b)(c)(d)	3,767,428	3,766,251
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1558% 4/15/37 (b)(c)(d)	3,154,712	3,159,529
Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7586% 4/15/29 (b)(c)(d)	53,311,000	53,344,319
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0083% 4/15/29 (b)(c)(d)	8,497,000	8,494,345
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2579% 4/15/29 (b)(c)(d)	7,054,000	7,051,796
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	1,887,674	1,816,255
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	52,201,228	47,522,077
CFCRE Commercial Mortgage Trust sequential payer Series 2016-C7 Class A2, 3.5853% 12/10/54	12,956,350	12,275,705
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1 Class A3, 3.197% 8/15/50	4,644,705	4,349,207
Citigroup Commercial Mortgage Trust:
Series 2015-GC27 Class A5, 3.137% 2/10/48	9,800,000	9,677,597
Series 2015-GC33 Class XA, 0.8666% 9/10/58 (c)(j)	2,525,942	20,375
Series 2016-P6 Class XA, 0.5536% 12/10/49 (c)(j)	2,048,909	22,456
Series 2019-GC41 Class XA, 1.0389% 8/10/56 (c)(j)	14,695,360	515,494
COMM Mortgage Trust:
sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	2,155,622	2,150,029
Series 2014-CR20 Class XA, 0.9184% 11/10/47 (c)(j)	570,729	27
Series 2014-LC17 Class XA, 0.6416% 10/10/47 (c)(j)	1,529,153	15
Series 2014-UBS6 Class XA, 0.8128% 12/10/47 (c)(j)	1,313,958	732
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52	12,901,000	12,268,686
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	9,177,933	8,641,198
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class A3, 3.9585% 8/15/51	4,890,000	4,641,707
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 5.8433% 1/15/41 (b)(c)	6,955,000	6,922,518
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 11/15/38 (b)(c)(d)	59,745,457	59,260,020
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5115% 7/15/38 (b)(c)(d)	19,671,474	19,657,259
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8115% 7/15/38 (b)(c)(d)	11,203,409	11,189,450
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1315% 7/15/38 (b)(c)(d)	8,259,901	8,249,576
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6815% 7/15/38 (b)(c)(d)	16,553,583	16,548,410
Fannie Mae sequential payer Series 2018-M10 Class A2, 3.3571% 7/25/28 (c)	872,245	823,790
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	19,896,372	19,609,544
Series 2015-K049 Class A2, 3.01% 7/25/25	2,912,141	2,837,180
Series 2019-K735 Class A2, 2.862% 5/25/26	3,892,822	3,730,949
Series 2019-K736 Class A2, 2.282% 7/25/26	18,900,000	17,891,900
Series 2023-K751 Class A2, 4.412% 3/25/30	4,800,000	4,669,440
Series 2024-K517 Class A2, 5.355% 1/25/29	20,000,000	20,267,902
Series K058 Class A2, 2.653% 8/25/26	18,073,000	17,125,579
Series 2016-K059 Class A2, 3.12% 9/25/26 (c)	1,675,000	1,602,186
Series K090 Class A2, 3.422% 2/25/29	7,504,618	7,034,346
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3815% 9/15/31 (b)(c)(d)	4,635,488	4,614,068
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 10/15/36 (b)(c)(d)	26,417,000	26,185,851
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5815% 10/15/36 (b)(c)(d)	4,084,000	4,021,927
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9815% 10/15/36 (b)(c)(d)	3,365,000	3,303,079
sequential payer:
Series 2015-GC34 Class A3, 3.244% 10/10/48	1,692,046	1,641,270
Series 2017-GS6 Class A2, 3.164% 5/10/50	2,476,729	2,315,806
Series 2018-GS10 Class A5, 4.155% 7/10/51	3,600,000	3,368,090
Series 2018-GS9 Class A4, 3.992% 3/10/51	4,100,000	3,780,325
Series 2015-GC34 Class XA, 1.1922% 10/10/48 (c)(j)	1,219,009	13,973
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8056% 8/15/39 (b)(c)(d)	37,020,000	37,205,100
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2016-C4 Class A2, 2.8822% 12/15/49	4,245,522	4,017,391
Series 2019-COR6 Class A4, 3.0565% 11/13/52	8,383,000	7,044,460
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	11,968,000	11,070,400
Class CFX, 4.9498% 7/5/33 (b)	4,047,000	3,301,844
Class DFX, 5.3503% 7/5/33 (b)	6,993,000	5,450,168
Class XAFX, 1.116% 7/5/33 (b)(c)(j)	1,280,000	28,420
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.612% 5/15/39 (b)(c)(d)	54,000,000	53,055,000
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1107% 5/15/39 (b)(c)(d)	37,495,000	36,651,363
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4099% 5/15/39 (b)(c)(d)	21,010,000	20,432,225
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8587% 5/15/39 (b)(c)(d)	18,672,000	17,741,720
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 3/15/38 (b)(c)(d)	33,123,145	32,626,298
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3115% 3/15/38 (b)(c)(d)	9,484,679	9,294,985
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5315% 3/15/38 (b)(c)(d)	5,967,612	5,833,341
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8315% 3/15/38 (b)(c)(d)	8,301,183	8,093,653
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1815% 3/15/38 (b)(c)(d)	7,252,354	7,034,783
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0253% 10/15/48 (c)(j)	1,439,953	11,026
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.214% 8/15/33 (b)(c)(d)	236,691	194,560
floater sequential payer Series 2019-NUGS Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 12/15/36 (b)(c)(d)	34,300,000	28,022,445
sequential payer:
Series 2017-HR2 Class A4, 3.587% 12/15/50	5,210,000	4,861,306
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	51,615,000	48,714,402
Series 2018-H4 Class A4, 4.31% 12/15/51	11,199,000	10,618,680
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	7,093,000	6,623,466
Class C, 3.1771% 11/10/36 (b)(c)	6,805,000	6,252,456
Series 2021-L6 Class XA, 1.2029% 6/15/54 (c)(j)	42,714,213	2,226,876
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4059% 10/15/28 (b)(c)(d)	19,475,049	19,755,003
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1548% 10/15/28 (b)(c)(d)	11,734,223	11,792,939
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3168% 2/15/39 (b)(c)(d)	10,413,000	10,211,782
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9668% 2/15/39 (b)(c)(d)	5,415,000	5,258,310
SREIT Trust floater Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1621% 11/15/38 (b)(c)(d)	43,172,697	43,012,341
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5111% 11/15/38 (b)(c)(d)	22,258,544	22,119,428
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7603% 11/15/38 (b)(c)(d)	13,824,755	13,738,351
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0095% 11/15/38 (b)(c)(d)	9,085,414	9,045,778
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	3,100,000	2,878,413
Series 2017-C7 Class XA, 0.9864% 12/15/50 (c)(j)	1,749,108	49,167
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	30,230,000	24,173,211
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,800,000	1,437,074
Class X, 0.4294% 10/10/42 (b)(c)(j)	57,900,000	1,282,688
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6315% 5/15/31 (b)(c)(d)	25,318,000	24,867,054
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	20,013,000	19,654,817
Series 2017-C40 Class A3, 3.317% 10/15/50	2,600,000	2,444,530
Series 2019-C50 Class ASB, 3.635% 5/15/52	1,967,468	1,888,427
Series 2021-C61 Class ASB, 2.525% 11/15/54	1,900,000	1,676,249
Series 2015-C31 Class XA, 0.947% 11/15/48 (c)(j)	1,269,384	11,645
Series 2017-C42 Class XA, 0.8591% 12/15/50 (c)(j)	2,454,020	60,442
Series 2018-C46 Class XA, 0.9139% 8/15/51 (c)(j)	11,296,900	238,750
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class XA, 0.8311% 11/15/47 (c)(j)	786,766	321
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,130,951,055)		2,063,179,750

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	14,315,000	12,784,583
4.5% 4/22/60 (b)	9,380,000	7,508,315
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,542,912)		20,292,898

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (c)(d)	15,090,000	14,888,946
KeyBank NA 6.95% 2/1/28	3,200,000	3,272,069
Regions Bank 6.45% 6/26/37	42,478,000	43,409,262
TOTAL BANK NOTES (Cost $58,881,235)		61,570,277

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Nova Scotia CME Term SOFR 3 Month Index + 2.900% 8.2085% (c)(d)(o) (Cost $6,901,083)	6,962,000	6,771,309

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (p) (Cost $534,336,844)	534,236,211	534,343,058

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	42,800,000	1,728,353
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.94% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	70,400,000	2,810,636
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	28,900,000	1,109,278
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	14,200,000	872,627
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	45,400,000	1,688,682
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	27,900,000	1,013,938
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.9625% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	46,900,000	1,883,456

TOTAL PUT OPTIONS			11,106,970
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	42,800,000	817,604
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.94% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	70,400,000	2,800,749
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	28,900,000	584,962
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	14,200,000	130,042
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	45,400,000	1,258,506
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	27,900,000	605,557
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.9625% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	46,900,000	1,852,978

TOTAL CALL OPTIONS			8,050,398
TOTAL PURCHASED SWAPTIONS (Cost $20,587,030)			19,157,368

TOTAL INVESTMENT IN SECURITIES - 121.3% (Cost $45,778,500,490)	42,658,546,917
NET OTHER ASSETS (LIABILITIES) - (21.3)%	(7,489,809,567)
NET ASSETS - 100.0%	35,168,737,350

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/54	(32,850,000)	(26,302,289)
2% 6/1/54	(20,600,000)	(16,493,977)
2% 6/1/54	(10,450,000)	(8,367,090)
2% 6/1/54	(128,200,000)	(102,646,984)
2.5% 6/1/54	(111,300,000)	(92,704,975)
2.5% 6/1/54	(75,000)	(62,470)
2.5% 7/1/54	(111,300,000)	(92,774,538)
3.5% 6/1/54	(72,050,000)	(64,268,362)
3.5% 6/1/54	(81,850,000)	(73,009,930)
4.5% 6/1/54	(93,000,000)	(87,860,150)
5.5% 6/1/54	(26,700,000)	(26,479,154)
5.5% 6/1/54	(23,600,000)	(23,404,795)
6% 6/1/54	(40,100,000)	(40,363,770)
6% 6/1/54	(32,600,000)	(32,814,436)
6% 6/1/54	(26,100,000)	(26,271,681)
6% 6/1/54	(32,600,000)	(32,814,436)
6% 6/1/54	(26,100,000)	(26,271,681)
6% 6/1/54	(67,850,000)	(68,296,304)
6% 6/1/54	(4,750,000)	(4,781,245)
6% 6/1/54	(23,050,000)	(23,201,618)

TOTAL GINNIE MAE		(869,189,885)

Uniform Mortgage Backed Securities
2% 6/1/39	(17,700,000)	(15,450,174)
2% 6/1/39	(17,700,000)	(15,450,174)
2% 7/1/39	(9,700,000)	(8,475,381)
2% 6/1/54	(532,700,000)	(410,636,536)
2% 6/1/54	(175,650,000)	(135,401,366)
2% 6/1/54	(137,500,000)	(105,993,099)
2% 6/1/54	(137,500,000)	(105,993,099)
2% 6/1/54	(157,175,000)	(121,159,748)
2% 6/1/54	(17,200,000)	(13,258,773)
2% 6/1/54	(102,450,000)	(78,974,494)
2% 7/1/54	(141,750,000)	(109,385,527)
2% 7/1/54	(141,650,000)	(109,308,359)
2% 7/1/54	(141,650,000)	(109,308,359)
2% 7/1/54	(141,650,000)	(109,308,359)
2% 7/1/54	(141,650,000)	(109,308,359)
2.5% 6/1/54	(158,300,000)	(127,734,518)
2.5% 6/1/54	(44,000,000)	(35,504,225)
2.5% 6/1/54	(34,875,000)	(28,141,133)
2.5% 6/1/54	(39,825,000)	(32,135,358)
2.5% 6/1/54	(34,875,000)	(28,141,133)
2.5% 6/1/54	(37,125,000)	(29,956,690)
2.5% 6/1/54	(34,700,000)	(27,999,923)
2.5% 7/1/54	(79,150,000)	(63,922,917)
2.5% 7/1/54	(79,150,000)	(63,922,917)
3% 6/1/54	(14,300,000)	(12,019,824)
3% 6/1/54	(42,900,000)	(36,059,471)
3% 6/1/54	(29,800,000)	(25,048,304)
3% 6/1/54	(92,100,000)	(77,414,388)
3% 6/1/54	(14,300,000)	(12,019,824)
3% 6/1/54	(29,800,000)	(25,048,304)
3% 6/1/54	(43,100,000)	(36,227,580)
3% 6/1/54	(82,650,000)	(69,471,218)
3% 6/1/54	(54,150,000)	(45,515,625)
3% 6/1/54	(44,200,000)	(37,152,182)
3% 7/1/54	(46,050,000)	(38,730,578)
3% 7/1/54	(46,050,000)	(38,730,578)
3.5% 6/1/54	(47,000,000)	(41,185,602)
3.5% 6/1/54	(14,600,000)	(12,793,825)
3.5% 6/1/54	(68,875,000)	(60,354,432)
3.5% 6/1/54	(14,300,000)	(12,530,938)
3.5% 6/1/54	(27,825,000)	(24,382,753)
3.5% 6/1/54	(1,375,000)	(1,204,898)
3.5% 6/1/54	(129,400,000)	(113,391,848)
4% 6/1/54	(17,800,000)	(16,144,454)
4% 6/1/54	(27,650,000)	(25,078,323)
4% 6/1/54	(30,150,000)	(27,345,803)
4% 6/1/54	(45,200,000)	(40,996,029)
4% 6/1/54	(17,000,000)	(15,418,861)
4% 6/1/54	(70,900,000)	(64,305,719)
4.5% 6/1/54	(7,500,000)	(7,021,001)
4.5% 6/1/54	(13,500,000)	(12,637,801)
4.5% 6/1/54	(16,000,000)	(14,978,134)
4.5% 6/1/54	(9,000,000)	(8,425,201)
4.5% 6/1/54	(5,200,000)	(4,867,894)
4.5% 6/1/54	(5,050,000)	(4,727,474)
4.5% 6/1/54	(7,500,000)	(7,021,001)
5.5% 6/1/54	(45,650,000)	(44,902,824)
5.5% 7/1/54	(45,650,000)	(44,895,689)
6% 6/1/54	(5,800,000)	(5,807,474)
6% 6/1/54	(5,800,000)	(5,807,474)
6% 6/1/54	(44,800,000)	(44,857,729)
6% 6/1/54	(163,250,000)	(163,460,364)
6% 6/1/54	(57,200,000)	(57,273,708)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(3,330,125,750)

TOTAL TBA SALE COMMITMENTS (Proceeds $4,213,586,348)		(4,199,315,635)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	16	Sep 2024	3,259,250	(3,028)	(3,028)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	11,521	Sep 2024	1,218,885,797	(3,710,165)	(3,710,165)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	93	Sep 2024	11,386,688	(194,789)	(194,789)

TOTAL PURCHASED					(3,907,982)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,126	Sep 2024	448,895,906	2,060,706	2,060,706
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,495	Sep 2024	158,166,328	284,440	284,440
CBOT Long Term U.S. Treasury Bond Contracts (United States)	699	Sep 2024	81,127,688	948,851	948,851

TOTAL SOLD					3,293,997

TOTAL FUTURES CONTRACTS					(613,985)
The notional amount of futures purchased as a percentage of Net Assets is 3.5%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,890,000	15,011	(31,035)	(16,024)
CMBX N.A. AAA Index Series 15		Nov 2064	JPMorgan Securities LLC	(0.5%)	Monthly	3,050,000	34,398	(35,175)	(777)
CMBX N.A. AAA Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(0.5%)	Monthly	15,500,000	230,403	(257,219)	(26,816)
CMBX N.A. AAA Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(0.5%)	Monthly	21,380,000	317,807	(509,740)	(191,933)
CMBX N.A. AAA Index Series 16		Apr 2065	JPMorgan Securities LLC	(0.5%)	Monthly	4,390,000	65,256	(69,479)	(4,223)
CMBX N.A. BBB- Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly	3,760,000	781,327	(996,628)	(215,301)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	630,000	93,918	(173,262)	(79,344)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	1,970,000	293,681	(481,765)	(188,084)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	3,760,000	560,529	(916,079)	(355,550)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	4,580,000	682,772	(1,205,356)	(522,584)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	2,650,000	395,054	(757,553)	(362,499)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	1,190,000	177,401	(265,708)	(88,307)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	3,700,000	551,584	(832,217)	(280,633)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,020,000	152,058	(261,263)	(109,205)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	810,000	120,752	(213,063)	(92,311)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	3,160,000	471,083	(912,974)	(441,891)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	2,300,000	342,877	(684,446)	(341,569)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	7,550,000	1,125,530	(2,213,553)	(1,088,023)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,240,000	184,855	(303,575)	(118,720)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,230,000	183,364	(295,336)	(111,972)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	1,770,000	263,866	(535,991)	(272,125)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	3,270,000	487,481	(924,036)	(436,555)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	2,610,000	389,090	(731,244)	(342,154)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,500,000	372,692	(591,488)	(218,796)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,600,000	238,523	(368,389)	(129,866)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	4,010,000	597,798	(1,014,653)	(416,855)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,430,000	362,257	(582,621)	(220,364)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	3,650,000	544,130	(902,742)	(358,612)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,450,000	365,238	(608,942)	(243,704)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly	2,000,000	228,334	(325,980)	(97,646)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	3,200,000	365,334	(460,321)	(94,987)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,400,000	159,834	(196,488)	(36,654)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	800,000	91,334	(115,080)	(23,746)

TOTAL BUY PROTECTION							11,245,571	(18,773,401)	(7,527,830)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,890,000	(15,011)	67,353	52,342

TOTAL CREDIT DEFAULT SWAPS							11,230,560	(18,706,048)	(7,475,488)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2026	354,992,000	3,300,172	0	3,300,172
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2027	115,578,000	1,478,814	0	1,478,814
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2029	46,460,000	845,782	0	845,782
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2031	209,199,000	4,791,324	0	4,791,324
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2034	10,670,000	45,622	0	45,622
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2044	42,141,000	1,318,025	0	1,318,025
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2054	4,800,000	(4,299)	0	(4,299)
TOTAL INTEREST RATE SWAPS							11,775,440	0	11,775,440

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,915,571,232 or 16.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $32,148,488.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $20,429,031.
(g)
Security or a portion of the security has been segregated as collateral for open options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,383,934.

(h)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $12,139,597.

(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Level 3 security
(l)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(m)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(n)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(o)	Security is perpetual in nature with no stated maturity date.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	612,070,274	5,527,393,018	5,605,118,990	22,975,579	(1,244)	-	534,343,058	1.1%
Fidelity Securities Lending Cash Central Fund 5.39%	434,445,859	3,554,643,542	3,989,089,401	362,134	-	-	-	0.0%
Total	1,046,516,133	9,082,036,560	9,594,208,391	23,337,713	(1,244)	-	534,343,058

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Nonconvertible Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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